As filed with the Securities and Exchange Commission on April 11, 2024

Securities Act File No. 333-276463
Investment Company Act File No. 811-23157

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check Appropriate Box or Boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	Pre-Effective Amendment No. 2
☐	Post-Effective Amendment No.

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 7

BROOKFIELD REAL ASSETS INCOME FUND INC.

(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 225 Liberty Street
New York, New York 10281-1023
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 417-7049

Brian F. Hurley, Esq.
Brookfield Real Assets Income Fund Inc.
Brookfield Place, 225 Liberty Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:

Craig A. Ruckman, Esq. Brookfield Public Securities Group LLC Brookfield Place 225 Liberty Street New York, New York 10281-1023	Michael R. Rosella, Esq. Thomas D. Peeney, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166 (212) 318-6800

Approximate date of proposed public offering: From time to time after the effective date of this registration statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☒	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion,
Preliminary Base Prospectus dated April 11, 2024

BASE PROSPECTUS
dated [•], 2024

$400,000,000

Brookfield Real Assets Income Fund Inc.

COMMON SHARES
PREFERRED SHARES
SUBSCRIPTION RIGHTS TO PURCHASE COMMON SHARES
SUBSCRIPTION RIGHTS TO PURCHASE PREFERRED SHARES

Important note. As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual stockholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call 1-855-777-8001 or send an email request to publicsecurities.enquiries@brookfield.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.

Brookfield Real Assets Income Fund Inc., a Maryland corporation (the “Fund”), is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high total return, primarily through high current income and secondarily, through growth of capital. No assurance can be given that the Fund’s investment objective will be achieved. Brookfield Public Securities Group LLC (“PSG,” or the “Adviser”) serves as investment adviser to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its average daily net assets plus the amount of any borrowings for investment purposes (the “Managed Assets”) in the securities and other instruments of companies and issuers in the “real assets” asset class, which includes real estate securities, infrastructure securities; and natural resources securities (collectively, “Real Asset Companies and Issuers”). The Fund may change the 80% Policy without stockholder approval upon at least 60 days’ prior written notice to stockholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal market conditions, the Fund will invest more than 25% of its total assets in the real estate industry. The policy of concentration is a fundamental policy. This fundamental policy and the investment restrictions described in the Statement of Additional Information under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. An investment in the Fund is not appropriate for all investors. No assurances can be given that the Fund’s objectives will be achieved.

The Fund may offer, from time to time, in one or more offerings, common shares or preferred shares, each having a par value of $0.001 per share, or subscription rights to purchase our common shares or preferred shares (the “Offer”). Shares may be offered at prices and on terms to be set forth in one or more supplements to this Prospectus (each, a “Prospectus Supplement”). You should read this Prospectus and the applicable Prospectus Supplement carefully before you invest in our shares.

Our shares may be offered through agents designated from time to time by us, directly to purchasers, or through a combination of these methods. The Prospectus Supplement relating to the offering will identify any agents involved in the sale of our shares, and will set forth any applicable purchase price, fee, commission, or discount arrangement between us and any agents or the basis upon which such amount may be calculated. The Prospectus Supplement relating to any sale of preferred shares will set forth the liquidation preference and information about the dividend period, dividend rate, any call protection or non-call period and other matters. We may not sell any of our shares through agents without delivery of a Prospectus Supplement describing the method and terms of the particular offering of our shares.

Our common shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “RA.” On March 28, 2024, the last reported sale price of our common shares was $12.92 per share. The net asset value (“NAV”) of the Fund’s common shares at the close of business on March 28, 2024, was $14.81 per share. Shares of closed-end funds could trade at a discount to NAV. This creates a risk of loss for an investor purchasing shares in a public offering.

Investing in our securities involves certain risks. You could lose some or all of your investment. Shares of closed-end investment companies frequently trade at a discount to their NAV and this may increase the risk of loss to purchasers of our securities. You should consider carefully these risks together with all of the other information contained in this Prospectus and any Prospectus Supplement before making a decision to purchase our securities.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) NOR ANY STATE SECURITY COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely information about the Fund you should know before investing. Please read this Prospectus carefully before deciding whether to invest and retain it for future reference. A Statement of Additional Information dated [•], 2024 (the “SAI”) has been filed with the SEC. A table of contents to the SAI is located on page 46 of this Prospectus. This Prospectus incorporates by reference the entire SAI. The SAI is available along with other Fund-related materials at the SEC’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the reference room), on the EDGAR database on the SEC’s internet site (http://www.sec.gov), upon payment of copying fees by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

You may also request a free copy of the SAI, annual and semi-annual reports to stockholders, when available, and additional information about the Fund, and may make other stockholder inquiries, by calling 1-855-777-8001, by writing to the Fund or visiting the Fund’s website https://publicsecurities.brookfield.com/en.

The securities do not represent a deposit or obligation of, and are not guaranteed by or endorsed by, any bank or other insured depositary institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

TABLE OF CONTENTS

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Cautionary Notice Regarding Forward-Looking Statements

This Prospectus, any accompanying Prospectus Supplement and the SAI contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms. Such forward-looking statements may be contained in this Prospectus as well as in any accompanying Prospectus Supplement. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect our actual results are the performance of the portfolio of securities we hold, the price at which our shares will trade in the public markets and other factors discussed in our periodic filings with the SEC. Currently known risk factors that could cause actual results to differ materially from our expectations include, but are not limited to, the factors described in the “Risk Factors and Special Considerations” section of this Prospectus. We urge you to review carefully that section for a more detailed discussion of the risks of an investment in our securities.

Although we believe that the expectations expressed in our forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in our forward-looking statements. Our future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the Fund’s Annual Report under the heading “Additional Fund Information—Principal Risk Factors and Special Considerations,” which is also incorporated by reference into this Prospectus and any accompanying Prospectus Supplement. All forward-looking statements contained or incorporated by reference in this Prospectus or any accompanying Prospectus Supplement are made as of the date of this Prospectus or the accompanying Prospectus Supplement, as the case may be. Except for our ongoing obligations under the federal securities laws, we do not intend, and we undertake no obligation, to update any forward-looking statement. The forward-looking statements contained in this Prospectus, any accompanying Prospectus Supplement and the SAI are excluded from the safe harbor protection provided by section 27A of the Securities Act of 1933, as amended (the “Securities Act”).

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Prospectus Summary

The following summary is qualified in its entirety by reference to the more detailed information appearing elsewhere or incorporated by reference in this Prospectus. It may not contain all of the information that you should consider before investing in the securities offered by this Prospectus. Accordingly, you are encouraged to carefully read the entire Prospectus, any related Prospectus Supplement, the SAI, and any documents incorporated by reference into the above documents, as well as financial statements and related notes. As used in this Prospectus, the terms “the Fund,” “our,” and “us” refer to the Brookfield Real Assets Income Fund Inc., a diversified, closed-end management investment company organized as a corporation under the laws of the State of Maryland, unless the context suggests otherwise.

THE OFFER AT A GLANCE

Purpose of the Offer

We may offer, from time to time, in one or more offerings or series, together or separately, up to $400,000,000 of our common shares, preferred shares or subscription rights to purchase common shares or preferred shares, which we refer to, collectively, as the “securities.” We may sell our securities through agents, underwriters or dealers, “at the market” to or through a market maker into an existing trading market or otherwise directly to one or more purchasers, or through a combination of methods of sale. The identities of such agents, underwriters, dealers, or market makers as the case may be, will be described in one or more supplements to this Prospectus. The securities may be offered at prices and on terms to be described in one or more supplements to this Prospectus. In the event we offer common shares, the offering price per share of our common shares exclusive of any underwriting commissions or discounts will not be less than the net asset value (“NAV”) per share of our common shares at the time we make the offering except as permitted by applicable law. To the extent that the Fund issues common shares and current stockholders do not participate, those current stockholders may experience a dilution of their voting rights as new shares are issued to the public. Depending on the facts, any issuance of new common shares may also have the effect of reducing any premium to per share net asset value at which the shares might trade and the market price at which the shares might trade.

We may offer our securities directly to one or more purchasers, through agents that we or they designate from time to time, or to or through underwriters or dealers. The Prospectus Supplement relating to the relevant offering will identify any agents, underwriters, dealers involved in the sale of our securities, and will set forth any applicable purchase price, fee, commission or discount arrangement between us and such agents or underwriters or among underwriters or dealers and the basis upon which such amount may be calculated. See “Plan of Distribution.” Our securities may not be sold through agents, underwriters or dealers without delivery or deemed delivery of a Prospectus and Prospectus Supplement describing the method and terms of the applicable offering of our securities.

Use of Proceeds

The net proceeds of an offering will be invested in accordance with the Fund’s investment objective and investment policies as set forth below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds of an offering in accordance with its investment objective and investment policies within approximately three months of receipt by the Fund of the proceeds from the offering, depending on the amount and timing of proceeds available to the Fund, as well as the availability of investments consistent with the Fund’s investment objective and investment policies, and except to the extent proceeds are held in cash to pay dividends or expenses, or for temporary defensive purposes.

THE FUND AT A GLANCE

Information Regarding the Fund

Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed from the reorganizations of three closed-end funds, as further described below, and commenced operations on December 5, 2016. The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “RA.” The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.

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The Fund was formed from the reorganizations of each of Brookfield Mortgage Opportunity Income Fund Inc. (NYSE: BOI), Brookfield High Income Fund Inc. (NYSE: HHY), and Brookfield Total Return Fund Inc. (NYSE: HTR) (collectively, the “Target Funds”) into the Fund (each, a “Reorganization” and together, the “Reorganizations”). As a result of the Reorganizations, common stockholders of HHY, HTR and BOI, respectively, received an amount of RA common shares equal to the aggregate net asset value of their holdings of HHY, HTR and BOI common shares, as applicable, as determined at the close of business on December 2, 2016. As a result of the Reorganizations, the assets of the Target Funds were combined, and the stockholders of each Target Fund became stockholders of the Fund.

Following the Reorganizations, another fund, Brookfield Global Listed Infrastructure Income Fund Inc. (NYSE: INF), was reorganized into the Fund (also, a “Reorganization”). As a result of this Reorganization, common stockholders of INF received newly issued common shares of RA, par value $0.001 per share, the aggregate net asset value (not the market value) of which was equal to the aggregate net asset value (not the market value) of the common shares of INF held immediately prior to the Reorganization, less the costs of such Reorganization.

The Fund is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund is from its commencement of operations date on December 5, 2016, and there is no historical performance or other information to present for the Target Funds.

Investment Objective

The Fund’s investment objective is to seek high total return, primarily through high current income and secondarily, through growth of capital.

The Fund’s investment objective is not fundamental and may be changed without stockholder approval. Stockholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.

As a fundamental policy, the Fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the Fund. This policy may not be changed without a stockholder vote.

The Fund makes investments that will result in the concentration (as that term is used in the 1940 Act) of its assets. Under normal market conditions, the Fund will invest more than 25% of its total assets in the real estate industry. The policy of concentration is a fundamental policy. This fundamental policy and the investment restrictions described in the Statement of Additional Information under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. Such majority vote requires the approval of the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the Fund’s shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the outstanding shares.

Principal Investment Policies

The Fund seeks to achieve its investment objective by investing primarily in the securities and other instruments of companies and issuers in the “real assets” asset class, which includes real estate securities, infrastructure securities; and natural resources securities (“Real Asset Companies and Issuers”). Under normal market conditions, the Fund will invest at least 80% of its average daily net assets plus the amount of any borrowings for investment purposes (“Managed Assets”) in the securities and other instruments of Real Asset Companies and Issuers. The Fund may change the 80% Policy without stockholder approval upon at least 60 days’ prior written notice to stockholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Real Asset Companies and Issuers includes the following categories:

•	real estate;

•	infrastructure; and

•	natural resources.

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The Fund actively trades portfolio investments. The Fund may invest in securities and instruments of companies of any size market capitalization. The Fund will invest in companies located throughout the world and there is no limitation on the Fund’s investments in foreign securities or instruments or in emerging markets. An “emerging market” country is any country that is included in the MSCI Emerging Markets Index. The amount invested outside the United States may vary, and at any given time, the Fund may have a significant exposure to non-U.S. securities. The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

The Fund has flexibility in the relative weightings given to each of these categories. In addition, the Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with the Fund’s investment objective.

The Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with its investment objective. The Fund may invest without limit in investment grade and below investment grade, high yield fixed income securities (commonly referred to as “junk bonds”). The Fund may also invest in restricted (“144A”) or private securities, asset-backed securities (“ABS”), including mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”), collateralized loan obligations, bank loans (including covenant-lite obligations, participations, assignments, senior loans, delayed funding loans and revolving credit facilities), exchange-traded notes, and securities issued and/or guaranteed by the U.S. Government, its agencies or instrumentalities or sponsored corporations. The Fund considers Mortgage-Related Investments to consist of, but not be limited to, mortgage-backed securities (“MBS”) of any kind; interests in loans and/or whole loan pools of mortgages, loans or other instruments used to finance long-term infrastructure, industrial projects and public services; mortgage REITs; ABS that are backed by interest in real estate, land or other types of assets; and securities and other instruments issued by mortgage servicers. The Fund’s investments in MBS may include Residential Mortgage-Backed Securities (“RMBS”) or Commercial Mortgage-Backed Securities (“CMBS”). The Fund may invest in fixed income securities and other debt instruments of any maturity and credit quality, including securities that are unrated. The securities the Fund may invest in may have fixed, floating or variable rates. Under normal market conditions, the Fund will invest more than 25% of its total assets in the real estate industry. For purposes of this limitation, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities will not be considered members of any industry. The Fund will also invest in a variety of industries related to real assets, including among others, infrastructure and natural resources, as described below.

The Fund defines a real estate security as any company or issuer that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) commits at least 50% of its assets to activities related to real estate.

For purposes of selecting investments in real estate securities, the Fund defines the real estate sector broadly. It includes, but is not limited to, the following:

•	real estate investment trusts (“REITs”);

•	real estate operating companies (“REOCs”);

•	brokers, developers and builders of residential, commercial, and industrial properties;

•	property management firms;

•	finance, mortgage, and mortgage servicing firms;

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•	construction supply and equipment manufacturing companies;

•	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining and agriculture companies; and

•	debt securities, including securitized obligations, which are predominantly (i.e., at least 50%) supported by real estate assets.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the United States is generally not taxed on income distributed to stockholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its stockholders. Dividends from REITs are not “qualified dividends” and therefore are taxed as ordinary income rather than at the reduced capital gains rate. REIT-like entities are organized outside of the United States and maintain operations and receive tax treatment similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any size market capitalization. The Fund will not invest in real estate directly.

REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.

The Fund defines an infrastructure security as, any company or issuer that (i) derives at least 50% of its revenue or profits, either directly or indirectly, from infrastructure assets, or (ii) commits at least 50% of its assets to activities related to infrastructure.

For purposes of selecting investments in infrastructure securities, the Fund defines the infrastructure sector broadly. It includes, but is not limited to, the physical structures, networks and systems of transportation, energy, water and sewage, and communication. Infrastructure assets include the following:

•	toll roads, bridges and tunnels;

•	airports;

•	seaports;

•	electricity generation and transmission and distribution lines;

•	gathering, treating, processing, fractionation, transportation and storage of hydrocarbon products;

•	water and sewage treatment and distribution pipelines;

•	communication towers and satellites;

•	railroads; and

•	other companies with direct and indirect involvement in infrastructure through the development, construction or operation of infrastructure assets.

Infrastructure securities also include master limited partnerships (“MLPs”).

An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. From time to time, the energy sector will experience volatility as a result of fluctuations in the price of oil and such volatility may continue in the future. As a result, MLPs that invest in the oil industry are subject to greater volatility than MLPs that do not invest in the oil sector.

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From time to time, the Fund may invest in stapled securities to gain exposure to certain infrastructure companies. A stapled security is a security that is comprised of two parts that cannot be separated from one another. The two parts of a stapled security are a unit of a trust and a share of a company. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security. The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

The Fund defines a natural resources security as, any company or issuer that derives at least 50% of its revenues, profits or value, either directly or indirectly, from natural resources assets including, but not limited to:

•	timber and agriculture assets and securities;

•	commodities and commodity-linked assets and securities, including, but not limited to, precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities; and

•	energy, including the exploration, production, processing and manufacturing of hydrocarbon-related and chemical-related products.

Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund may invest in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities.

The Fund may also invest up to 35% of its Managed Assets in equities, including common stock, preferred stock, convertible stock, and open-end and closed-end investment companies, including exchange-traded products. The Fund may invest up to 20% of its Managed Assets in fixed income securities other than those of Real Asset Companies and Issuers, including in treasury inflation protection securities and other inflation-linked fixed income securities.

The Adviser will determine the Fund’s strategic allocation with respect to its debt and equity investments as well as its strategic allocation with respect to its investment sub-portfolios.

The Fund intends to use leverage to seek to achieve its investment objective. The Fund currently anticipates obtaining leverage through reverse repurchase agreements and through borrowings from banks and/or other financial institutions. As a non-fundamental policy that may be changed by the Fund’s Board of Directors (the “Board” or the “Board of Directors”), the Fund may issue preferred shares or borrow money and issue debt securities (“traditional leverage”) with an aggregate liquidation preference and aggregate principal amount up to 33 1/3% of the Fund’s total assets. The use of borrowing techniques, preferred shares, debt or effective leverage (defined below) to leverage the common shares will involve greater risk to common stockholders. The Fund will monitor interest rates and market conditions and anticipates that it will leverage the common shares at some point in the future if the Fund’s Board determines that it is in the best interest of the Fund and its common stockholders. In addition, the Fund may enter into reverse repurchase agreements, swaps, futures, securities lending, or short sales, that may provide leverage (collectively referred to as “effective leverage”). Such effective leverage will be considered leverage for the Fund’s leverage limits.

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The 1940 Act generally prohibits the Fund from engaging in most forms of leverage (including the use of bank loans or other credit facilities, and loans of portfolio securities) unless immediately after the issuance of the leverage the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33 1/3% of the Fund’s total assets in accordance with the 1940 Act). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Shares unless, at the time of such declaration, this asset coverage test is satisfied. For the purpose of borrowing money, “asset coverage” means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowings under the 1940 Act, such as the purchasing of securities on a when-issued or delayed delivery basis, entering into reverse repurchase agreements, credit default swaps or futures contracts, engaging in short sales and writing options on portfolio securities, so long as the Fund complies with an applicable exemption in Rule 18f-4. Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To the extent that the Fund engages in borrowings, it may prepay a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. Founded in 1989, the Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, an unlimited liability company formed under the laws of British Columbia, Canada (“BAM ULC”). Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 75% interest in BAM ULC, while Brookfield Asset Management Ltd., a publicly traded company (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management”), holds a 25% interest in BAM ULC. Brookfield Asset Management is a leading global alternative asset manager focused on real estate, renewable power, infrastructure and private equity, with assets under management over $850 billion as of December 31, 2023. In addition to the Fund, the Adviser’s clients include financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net-worth investors. The Adviser specializes in global listed real assets strategies and its investment philosophy incorporates a value-based approach towards investment. The Adviser also provides advisory services to several other registered investment companies. As of December 31, 2023, the Adviser and its affiliates had approximately $22 billion in assets under management. The Adviser’s principal offices are located at Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York 10281-1023.

Distributions and Dividends

The Fund intends to distribute to common stockholders all or a portion of its net investment income monthly and net realized capital gains, if any, at least annually. Under normal market conditions, the Fund intends to distribute substantially all of its distributable cash flows, less Fund expenses, to stockholders monthly. The Fund intends to pay common stockholders annually all, or at least 90%, of its investment company taxable income. Various factors will affect the level of the Fund’s investment company taxable income, such as its asset mix. Distributions may be paid to the holders of the Fund’s common shares if, as and when authorized by the Board of Directors and declared by the Fund out of assets legally available therefor. To permit the Fund to maintain more stable monthly distributions, it may from time to time distribute less than the entire amount of income earned in a particular period, with the undistributed amount being available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned during that period. Because the Fund’s income will fluctuate and the Fund’s distribution policy may be changed by the Board of Directors at any time, there can be no assurance that the Fund will pay distributions or dividends. Distributions are subject to re-characterization for federal income tax purposes after the end of the fiscal year.

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In the event that the total distributions on the Fund’s shares exceed the Fund’s current and accumulated earnings and profits allocable to such shares, the excess distributions will generally be treated as a tax-free return of capital (to the extent of the stockholder’s tax basis in the shares). A return of capital is a return to investors of a portion of their original investment in the Fund rather than income or capital gain. Stockholders should not assume that the source of a distribution from the Fund is net profit or income. Distributions sourced from paid-in capital should not be considered the current yield or the total return from an investment in the Fund. The amount treated as a tax-free return of capital will reduce a stockholder’s adjusted tax basis in the common shares (but not below zero), thereby increasing the stockholder’s potential taxable gain or reducing the potential loss on the sale of the shares.

Distributions paid by the Fund will be reinvested in additional shares of the Fund, unless a stockholder elects to receive all distributions in cash.

Market Price of Shares

In addition to net asset value, the market price of the common shares may be affected by such factors as the Fund’s dividend and distribution levels (which are affected by expenses) and stability, market liquidity, market supply and demand, unrealized gains, general market and economic conditions and other factors.

The common shares are designed primarily for long-term investors, and you should not purchase common shares of the Fund if you intend to sell them shortly after purchase.

Plan of Distribution

We may sell our securities from time to time on an immediate, continuous or delayed basis, in one or more offerings under this Prospectus and any applicable Prospectus Supplement in any one or more of the following ways (1) directly to one or more purchasers, (2) through agents for the period of their appointment, (3) to underwriters as principals for resale to the public, (4) to dealers as principals for resale to the public, (5) through, in the case of our common shares, “at-the-market” transactions or (6) pursuant to our Dividend Reinvestment Plan.

The securities may be sold from time to time in one or more transactions at a fixed price or fixed prices, which may change; at prevailing market prices at the time of sale; prices related to prevailing market prices; at varying prices determined at the time of sale; or at negotiated prices. The applicable Prospectus Supplement will describe the method of distribution of our securities offered therein. Each Prospectus Supplement relating to an offering of our securities will state the terms of the offering.

Risk Factors and Special Considerations

You should carefully consider the following principal risk factors, as well as the other information in this Prospectus, before making an investment in the Fund under this Offer.

Market Discount Risk. Whether investors will realize gains or losses upon the sale of the Fund’s common shares will depend upon the market price of the shares at the time of sale, which may be less or more than the Fund’s NAV per share. Since the market price of the Fund’s common shares will be affected by various factors such as the Fund’s dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, NAV, market liquidity, the relative demand for and supply of the common shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, it is impossible to predict whether the Fund’s common shares will trade at, below or above NAV or at, below or above the public offering price.

Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is unknown and cannot be predicted.

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High Yield (“Junk”) Securities Risk. Investors should recognize that below investment grade and unrated securities in which the Fund will invest subject Fund stockholders to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities. Generally, lower rated or unrated securities of equivalent credit quality offer a higher return potential than higher rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of a default or bankruptcy of the issuers of such securities. Lower rated securities and comparable unrated securities will likely have larger uncertainties or major risk exposure to adverse conditions and are predominantly speculative. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund’s common shares.

Distressed Securities Risk. An investment in the securities of financially distressed issuers can involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.

Collateralized Loan Obligation (“CLO”) Risk. CLOs and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Fund’s Board of Directors. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage and Asset-Backed Securities. The Fund may invest in a variety of mortgage related and other asset-backed securities, including both commercial and residential mortgage securities and other mortgage-backed instruments issued on a public or private basis. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Because of prepayment risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Residential Mortgage-Backed Securities Risk. The investment characteristics of RMBS differ from those of traditional debt securities. The major differences include the fact that, on certain RMBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Subordinated classes of collateralized mortgage obligations are entitled to receive repayment of principal in many cases only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes of collateralized mortgage obligations guaranteed by an agency or instrumentality of the U.S. Government.

Commercial Mortgage-Backed Securities Risk. CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Prepayment or Call Risk. For certain types of MBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. During periods of declining mortgage interest rates, prepayments on MBS generally increase. If interest rates in general also decline, the amounts available for reinvestment by the Fund during such periods are likely to be reinvested at lower interest rates than the Fund was earning on the MBS that were prepaid, resulting in a possible decline in the Fund’s income and distributions to stockholders. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or “call” their securities before their maturity date. Under certain interest rate or prepayment scenarios, the Fund may fail to recoup fully its investment in such securities.

Inflation, Interest Rate and Bond Market Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Within the past year, the Federal Reserve has incrementally raised the federal funds rate in an effort to reduce the effects of inflation. Although the Federal Reserve has raised the federal funds rate, there is no guarantee that such increases will be effective at lowering inflation. The value of certain fixed income securities in the Fund’s portfolio could be affected by interest rate fluctuations. Generally, when market interest rates fall, fixed rate securities prices rise, and vice versa. Interest rate risk is the risk that the securities in the Fund’s portfolio will decline in value because of increases in market interest rates. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. These risks may be greater in a market environment where certain interest rates approach unusually low levels.

Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Variable rate obligations typically provide for a specified periodic adjustment in the interest rate, while floating rate obligations typically have an interest rate which changes whenever there is a change in the external interest or market rate. Because of the interest rate adjustment feature, variable and floating rate securities provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Corporate Bonds Risk. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

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Credit Risk. Credit risk is the risk that one or more bonds in the Fund’s portfolio will (1) decline in price due to deterioration of the issuer’s or underlying pool’s financial condition or other events or (2) fail to pay interest or principal when due. The prices of non-investment grade quality securities (that is, securities rated Ba or lower by Moody’s or BB or lower by S&P or Fitch) are generally more sensitive to negative developments, such as a general economic downturn or an increase in delinquencies in the pool of underlying mortgages that secure an MBS, than are the prices of higher grade securities. Non-investment grade quality securities are regarded as having predominantly speculative characteristics with respect to the issuer’s or pool’s capacity to pay interest and repay principal when due and as a result involve a greater risk of default. The market for lower-graded securities may also have less information available than the market for other securities.

Bank Loan Risk. Bank loans (including senior loans) are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in bank loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary.

Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that bank loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.

The Fund may also invest in covenant-lite obligations. Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Leverage Risk. The Fund currently intends to use leverage to seek to achieve its investment objectives. The borrowing of money or issuance of debt securities and preferred stock represents the leveraging of the Fund’s common stock. In addition, the Fund may also leverage its common stock through investment techniques, such as reverse repurchase agreements, writing credit default swaps, futures or engaging in short sales. Leverage creates risks which may adversely affect the return for the holders of common stock.

Leverage is a speculative technique that could adversely affect the returns to common stockholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common stockholders as dividends and other distributions will be reduced or potentially eliminated (or, in the case of distributions, will consist of return of capital).

The Fund will pay (and the common stockholders will bear) all costs and expenses relating to the Fund’s use of leverage, which will result in the reduction of the NAV of the common stock.

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Recent Market, Economic and Social Developments Risk. Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons, including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns over time than fixed income securities, common stock has also experienced significantly more volatility in those returns.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

•	Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stock or U.S. government securities.

•	Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.

•	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

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Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilutive provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.

Foreign Securities Risk. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries.

In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

Emerging Markets Risk. The Fund may invest in securities of companies in an “emerging market.” An “emerging market” country is any country that is considered to be an emerging or developing country by the World Bank. Investments in emerging market securities involve a greater degree of risk than, and special risks in addition to the risks associated with, investments in domestic securities or in securities of foreign, developed countries. Foreign investment risk may be particularly high to the extent that the Fund invests in securities of issuers based or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based or doing business in emerging markets entails all of the risks of investing in securities of foreign issuers noted above, but to a heightened degree.

Foreign Currency Risk. The Fund may invest in companies whose securities are denominated or quoted in currencies other than U.S. dollars or have significant operations or markets outside of the United States. In such instances, the Fund will be exposed to currency risk, including the risk of fluctuations in the exchange rate between U.S. dollars (in which the Fund’s shares are denominated and the distributions are paid by the Fund) and such foreign currencies. Therefore, to the extent the Fund does not hedge its foreign currency risk or the hedges are ineffective, the value of the Fund’s assets and income could be adversely affected by currency rate movements.

REIT Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation and environmental liabilities, and changes in local and general economic conditions, market value, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, changes in the cost or availability of credit, or the failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a stockholder in a REIT, the Fund, and indirectly the Fund’s stockholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Special Risks of Derivative Transactions. The Fund may participate in derivative transactions. Such transactions entail certain execution, market, counterparty liquidity, hedging and tax risks. Participation in the options or futures markets, in currency transactions and in other derivatives transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

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Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery, or may obtain no recovery, in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

Liquidity Risk. Although both over-the-counter and exchange-traded derivatives markets may experience the lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than cleared or exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge its portfolio effectively.

Short Sales Risk. The Fund may take short positions in securities that the Adviser believes may decline in price or in the aggregate may underperform broad market benchmarks. The Fund may also engage in derivatives transactions that provide similar short exposure. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding.

Repurchase Agreements Risk. Subject to its investment objectives and policies, the Fund may invest in repurchase agreements for leverage or investment purposes. Repurchase agreements typically involve the acquisition by the Fund of fixed income securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; possible lack of access to income on the underlying security during this period; and expenses of enforcing its rights.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of the Fund, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.

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Illiquid and Restricted Securities Risk. The Fund may invest in restricted securities and otherwise illiquid investments. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale such as Rule 144A securities. They may include private placement securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). Restricted securities may not be listed on an exchange and may or may not have an active trading market. An illiquid investment is a security or other investment that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the investment. Restricted securities often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided for, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of restricted securities, and at times might make disposition of such securities impossible.

Corporate Loans Risk. In furtherance of its primary investment objective and subject to its investment policies and limitations, the Fund may also invest in primary or secondary market purchases of loans or participation interests in loans extended to corporate borrowers or sovereign governmental entities by commercial banks and other financial institutions (“Corporate Loans”). As in the case of lower grade securities, the Corporate Loans in which the Fund may invest may be rated below investment grade (lower than Baa by Moody’s and lower than BBB by S&P) or may be unrated but of comparable quality in the judgment of the Adviser. As in the case of lower grade securities, such Corporate Loans can be expected to provide higher yields than lower-yielding, higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. The risks of investment in such Corporate Loans are similar in many respects to those of investment in lower grade securities.

U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities.

Risks Associated With Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of total return, with an emphasis on income. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market and is intended for long-term investors. An investment in shares of the Fund should not be considered a complete investment program. Each stockholder should take into account the Fund’s investment objective as well as the stockholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Potential Conflicts of Interest Risk. The Adviser and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Adviser and its affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Adviser and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Adviser and its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Adviser or its affiliates achieve profits.

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Anti-Takeover Provisions Risk. The Fund’s charter (the “Charter”) and bylaws (as amended from time to time, the “Bylaws”) contain provisions that may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of the stockholders. Such provisions may discourage outside parties from seeking control of the Fund or seeking to change the composition of its Board of Directors, which could result in stockholders not having the opportunity to realize a price greater than the current market price for their shares at some time in the future.

The Charter classifies the Fund’s Board of Directors into three classes, with each class of directors serving until the third annual meeting following their election and until their successors are duly elected and qualified, and authorizes the Board of Directors to cause the Fund to issue additional shares of stock. The Board of Directors of the Fund also may classify or reclassify any unissued common shares into one or more classes or series of stock, including preferred stock, may set the terms of each class or series and may authorize the Fund to issue the newly-classified or reclassified shares, in each such instance without stockholder approval.

These provisions could have the effect of depriving common stockholders of opportunities to sell their common shares at a premium over the then current market price of the common shares.

Unrated Securities Risk. Because the Fund may purchase securities that are not rated by any rating organization, the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories of those similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Valuation Risk. Because secondary markets for certain investments may be limited or non-existent, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, the Adviser may use an independent pricing service or prices provided by dealers to value certain fixed income securities at their market value. The Board has designated the Adviser as the valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Valuation Designee in accordance with the requirements of Rule 2a-5. In its role as the Valuation Designee, the Adviser is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Risks Associated With Status as a Regulated Investment Company. The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements.

Exchange-Traded Product (“ETP”) Risk. The Fund may also invest in ETPs (including exchange-traded funds structured as investment companies (ETFs) and exchange-traded commodity pools), that are bought and sold on a national securities exchange. When the Fund invests in an ETP, it will bear additional expenses based on its’ pro rata share of the ETP’s operating expenses, including the potential duplication of management fees. The risk of owning an ETP generally reflects the risks of owning the underlying investment it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. Lack of liquidity in an ETP could result in an ETP being more volatile than the underlying portfolio of securities it holds. In addition, because of ETP expenses, compared to owning the underlying investment directly, it may be more costly to own an ETP. The Fund also will incur brokerage costs when it purchases ETPs.

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Exchange-Traded Note (“ETN”) Risk. ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to stockholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs.

MLP Risk. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. Recently, the energy sector has experienced significant volatility as a result of fluctuations in the price of oil and such volatility may continue in the future. As a result, MLPs that invest in the oil industry are subject to greater volatility than MLPs which do not invest in the oil sector. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Real Estate Market Risk. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because the Fund has significant exposure to the real estate sector, the Fund is also subject to the risks associated with the direct ownership of real estate.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be. The Fund may be subject to greater volatility with respect to its portfolio securities than the Fund that is more broadly diversified.

Return of Capital Risk. The Fund expects to make quarterly distributions at a level percentage rate regardless of its quarterly performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is tax-free to the extent of a stockholder’s basis in the Fund’s shares and reduces the stockholder’s basis to that extent.

Stapled Security Risk. A stapled security is a security that is comprised of two parts that cannot be separated from one another. The two parts of a stapled security are a unit of a trust and a share of a company. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security. The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Investment Grade Securities Risk. Investment grade corporate securities are securities rated BBB- or above by Standard and Poor’s Corporation or Fitch IBCA or Baa3 or above by Moody’s Investors Service, Inc. or, if non-rated, are determined by the Adviser to be of comparable credit quality. Investment grade corporate securities are fixed income securities issued by U.S. corporations, including debt securities, convertible securities and preferred stock. Ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

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Short-Term Debt Obligations Risk. The Fund may invest in certain bank obligations including certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits.

Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. The Fund also may hold funds on deposit with its custodian for temporary purposes.

Certain bank obligations, such as some CDs, are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Income and Distribution Risk. The income that stockholders receive from the Fund is expected to be based in part on income from short-term gains that the Fund earns from dividends and other distributions received from its investments. If the distribution rates or yields of the Fund’s holdings decrease, stockholders’ income from that Fund could decline. In selecting equity income securities in which the Fund will invest, the Adviser will consider the issuer’s history of making regular periodic distributions (i.e., dividends) to its equity holders. An issuer’s history of paying dividends or other distributions, however, does not guarantee that the issuer will continue to pay dividends or other distributions in the future. The dividend income stream associated with equity income securities generally is not fixed but are elected and declared at the discretion of the issuer’s board of directors and will be subordinate to payment obligations of the issuer on its debt and other liabilities. Accordingly, an issuer may forgo paying dividends on its equity securities. In addition, because in most instances issuers are not obligated to make periodic distributions to the holders of their equity securities, such distributions or dividends generally may be discontinued at the issuer’s discretion. There can be no assurance that monthly distributions paid by the Fund to the stockholders will be maintained at initial levels or increase over time.

Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject a fund to greater volatility than investments in traditional securities.

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Gold and Other Precious Metals Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances.

Infrastructure Risk. The Fund’s investments in infrastructure securities involve risks. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Natural Resources Risk. The Fund’s investments in natural resources securities involve risks. The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

Sector Focus Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Temporary Defensive Strategies Risk. From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the Adviser anticipates unusual market or other conditions. When a temporary defensive posture is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments.

Management and Fees

Brookfield Public Securities Group LLC serves as the Fund’s investment adviser (“PSG” or the “Adviser”) and is compensated for its services and its related expenses at an annual rate of 1.00% of the Fund’s average daily net assets plus the amount of borrowing for investment purposes (the “Managed Assets”). The Adviser provides the Fund with a continuous investment program for the Fund’s portfolio.

The Adviser provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). As compensation for its administrative services and the related expenses the Adviser bears pursuant to the Administration Agreement (as defined below), the Adviser is contractually entitled to an administrative fee (an “administrative fee”), computed daily and payable monthly, at an annual rate of 0.15% of the Fund’s Managed Assets. The Adviser currently utilizes and pays the fees of a third-party sub-administrator out of its administrative fee.

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The Adviser has also entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Oaktree Fund Advisors, LLC (the “Sub-Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment sub-adviser to the Fund. As compensation for its sub-advisory services, the Adviser has agreed to pay the Sub-Adviser a monthly fee, computed and accrued daily, based on an annual rate of (i) 0.385% of the Fund’s average daily Managed Assets multiplied by (ii) a fraction, the numerator of which is the average daily total assets comprising the sleeve for such period and the denominator of which is the average daily total assets comprising the Fund for such period.

Repurchase of Common Shares

The Fund’s Board of Directors has authorized the Fund to repurchase its common shares in the open market when the common shares are trading at a discount. Although the Board of Directors has authorized such repurchases, the Fund is not required to repurchase its common shares. Such repurchases may be subject to certain notices and any applicable requirements under the 1940 Act.

Custodian, Sub-Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Fund’s assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund’s assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee paid by the Fund based upon, among other things, the average daily market value of the Fund’s portfolio assets, plus certain charges for securities transactions and out-of-pocket expenses.

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), located at 1201 South Alma School Road, Suite 3000, Mesa, Arizona 85210, serves as the Fund’s sub-administrator and is compensated for its services by the Adviser, as administrator to the Fund.

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the fund accountant for the Fund.

Equiniti Trust Company, LLC, located at 90 Park Avenue, New York, New York 10016, serves as the Fund’s transfer agent, registrar and dividend disbursing agent with respect to the common shares of the Fund.

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Summary of Fund Expenses

The information contained under the heading “Additional Fund Information—Summary of Fund Expenses” in the Fund’s Annual Report is incorporated herein by reference.

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Incorporation by Reference

This Prospectus is part of a registration statement filed with the SEC. Pursuant to the final rule and form amendments adopted by the SEC on April 8, 2020, to implement certain provisions of the Economic Growth, Regulatory Relief, and Consumer Protection Act, the Fund is permitted to “incorporate by reference” the information filed with the SEC, which means that the Fund can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this Prospectus, and later information that the Fund files with the SEC will automatically update and supersede this information. The information incorporated by reference is an important part of this Prospectus. Any statement in a document incorporated by reference into this Prospectus will be deemed to be automatically modified or superseded to the extent a statement contained in (1) this Prospectus or (2) any other subsequently filed document that is incorporated by reference into this Prospectus modifies or supersedes such statement.

The documents listed below, and any reports and other documents subsequently filed with the SEC pursuant to Section 30(b)(2) under the 1940 Act and Sections 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended, prior to the termination of the offering will be incorporated by reference into this Prospectus and deemed to be part of this Prospectus from the date of the filing of such reports and documents:

•	the Fund’s Statement of Additional Information, dated [•], 2024, filed with this Prospectus;

•	the Fund’s Annual Report on Form N-CSR for the fiscal period ended December 31, 2023, filed with the SEC on March 8, 2024;

•	the report of Deloitte & Touche LLP (“Delotte”) included in the Fund’s Annual Report on Form N-CSR for the fiscal period ended December 31, 2023;

•	the Fund’s Semi-Annual Report on Form N-CSR for the fiscal period ended June 30, 2023, filed with the SEC on September 7, 2023;

•	the Fund’s Proxy Statement on Schedule 14A, filed with the SEC on April 20, 2023; and

•	the Fund’s description of Common Shares on Form 8-A12B, filed with the SEC on November 23, 2016, including any amendment or report filed for the purpose of updating such description prior to the termination of the offering registered hereby.

You may obtain copies of any information incorporated by reference into this Prospectus, at no charge, by calling 1-855-777-8001, by writing to the Fund or visiting the Fund’s website https://publicsecurities.brookfield.com/en. In addition, the SEC maintains a website at www.sec.gov, free of charge, that contains these reports, the Fund’s proxy and information statements, and other information relating to the Fund.

The Offer

Purpose of the Offer

We may offer, from time to time, in one or more offerings or series, together or separately, up to $400,000,000 of our common shares, preferred shares or subscription rights to purchase common shares or preferred shares, which we refer to, collectively, as the “securities.” We may sell our securities through agents, underwriters or dealers, “at the market” to or through a market maker into an existing trading market or otherwise directly to one or more purchasers, or through a combination of methods of sale. The identities of such agents, underwriters, dealers, or market makers as the case may be, will be described in one or more supplements to this Prospectus. The securities may be offered at prices and on terms to be described in one or more supplements to this Prospectus. In the event we offer common shares, the offering price per share of our common shares exclusive of any underwriting commissions or discounts will not be less than the net asset value per share of our common shares at the time we make the offering except as permitted by applicable law. To the extent that the Fund issues common shares and current stockholders do not participate, those current stockholders may experience a dilution of their voting rights as new stock is issued to the public. Depending on the facts, any issuance of new common shares may also have the effect of reducing any premium to per share net asset value at which the shares might trade and the market price at which the shares might trade.

We may offer our securities directly to one or more purchasers, through agents that we or they designate from time to time, or to or through underwriters or dealers. The Prospectus Supplement relating to the relevant offering will identify any agents, underwriters, dealers involved in the sale of our securities, and will set forth any applicable purchase price, fee, commission or discount arrangement between us and such agents or underwriters or among underwriters or dealers and the basis upon which such amount may be calculated. See “Plan of Distribution.” Our securities may not be sold through agents, underwriters or dealers without delivery or deemed delivery of a Prospectus and Prospectus Supplement describing the method and terms of the applicable offering of our securities.

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There can be no assurance that the Offer (or the investment of the proceeds of the Offer) will be successful, that by increasing the size of the Fund the Fund’s expense ratio will be lowered, or that the trading volume of the Fund’s common shares on the NYSE will increase.

The Fund

Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed from the reorganizations of three closed-end funds, as further described below, and commenced operations on December 5, 2016. The Fund’s shares are listed on the NYSE and trade under the ticker symbol “RA.” The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.

The Fund was formed from the reorganizations of each of Brookfield Mortgage Opportunity Income Fund Inc. (NYSE: BOI), Brookfield High Income Fund Inc. (NYSE: HHY), and Brookfield Total Return Fund Inc. (NYSE: HTR) (collectively, the “Target Funds”) into the Fund (each, a “Reorganization” and together, the “Reorganizations”). As a result of the Reorganizations, common stockholders of HHY, HTR and BOI, respectively, received an amount of RA common shares equal to the aggregate net asset value of their holdings of HHY, HTR and BOI common shares, as applicable, as determined at the close of business on December 2, 2016. As a result of the Reorganizations, the assets of the Target Funds were combined, and the stockholders of each Target Fund became stockholders of the Fund.

Following the Reorganizations, another fund, Brookfield Global Listed Infrastructure Income Fund Inc. (NYSE: INF), was reorganized into the Fund (also, a “Reorganization”). As a result of this Reorganization, common stockholders of INF received newly issued common shares of RA, par value $0.001 per share, the aggregate net asset value (not the market value) of which equaled the aggregate net asset value (not the market value) of the common shares of INF held immediately prior to the Reorganization, less the costs of such Reorganization.

The Fund is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund is from its commencement of operations date on December 5, 2016, and there is no historical performance or other information to present for the Target Funds.

Use of Proceeds

The net proceeds of an offering will be invested in accordance with the Fund’s investment objective and investment policies as set forth below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds of an offering in accordance with its investment objective and investment policies within approximately three months of receipt by the Fund of the proceeds from the offering, depending on the amount and timing of proceeds available to the Fund, as well as the availability of investments consistent with the Fund’s investment objective and investment policies, and except to the extent proceeds are held in cash to pay dividends or expenses, or for temporary defensive purposes.

Description of Common Shares

The Fund is authorized to issue 1,000,000,000 common shares. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares outstanding are, and the common shares issuable upon the exercise of any subscription rights, when issued and paid for pursuant to the terms of the Offer, will be, fully paid and non-assessable. Common shares are not redeemable and have no preemptive rights, conversion rights, cumulative voting rights or appraisal rights.

The number of Common Shares outstanding as of March 28, 2024, was 55,455,431.

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The following table sets forth the high and low market prices for the common shares on the NYSE, for each full quarterly period during the last two fiscal years and during the current fiscal year period, along with the NAV and discount or premium to NAV for each quotation.

	Market Price ($)		Net Asset Value ($)		Premium/ (discount) to net asset value
	High	Low	High	Low	High	Low
Period Ended
March 31, 2024	13.29	12.81	14.93	14.64	-10.51%	-14.20%
December 31, 2023	12.93	11.93	14.94	14.11	-11.98%	-15.65%
September 30, 2023	17.24	12.02	14.87	14.38	16.61%	-17.10%
June 30, 2023	17.26	16.14	15.45	14.79	13.25%	7.17%
March 31, 2023	18.10	16.15	16.26	15.08	16.10%	3.66%
December 31, 2022	18.00	16.15	16.13	15.24	13.70%	3.66%
September 30, 2022	20.35	16.64	17.66	15.54	16.29%	5.99%
June 30, 2022	21.15	16.45	19.40	16.60	16.36%	-0.96%
March 31, 2022	21.83	20.07	20.15	18.63	10.81%	3.96%

Set forth below is information with respect to the Fund’s outstanding securities as of March 28, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	1,000,000,000	0	55,455,431

On March 28, 2024, the Fund’s NAV was $14.81 and the last reported sale price of a common share on the NYSE was $12.92, representing a 12.76% discount to such NAV.

Investment Objective and Investment Policies

Investment Objective

The Fund’s investment objective is to seek high total return, primarily through high current income and secondarily, through growth of capital.

The Fund’s investment objective is not fundamental and may be changed without stockholder approval. Stockholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.

As a fundamental policy, the Fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the Fund. This policy may not be changed without a stockholder vote.

The Fund makes investments that will result in the concentration (as that term is used in the 1940 Act) of its assets. Under normal market conditions, the Fund will invest more than 25% of its total assets in the real estate industry. The policy of concentration is a fundamental policy. This fundamental policy and the investment restrictions described in the Statement of Additional Information under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. Such majority vote requires the approval of the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the Fund’s shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the outstanding shares.

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Principal Investment Policies

The Fund seeks to achieve its investment objective by investing primarily in Real Asset Companies and Issuers. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in the securities and other instruments of Real Asset Companies and Issuers. The Fund may change the 80% Policy without stockholder approval upon at least 60 days’ prior written notice to stockholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Real Asset Companies and Issuers includes the following categories:

•	real estate;

•	infrastructure; and

•	natural resources.

The information contained under the heading “Additional Fund Information—Investment Objective and Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors and Special Considerations

The information contained under the heading “Additional Fund Information—Principal Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

Management of the Fund

The information contained under the heading “Additional Fund Information—Management of the Fund” in the Fund’s Annual Report is incorporated herein by reference.

Distributions and Dividends

The Fund intends to distribute to common stockholders all or a portion of its net investment income monthly and net realized capital gains, if any, at least annually. Under normal market conditions, the Fund intends to distribute substantially all of its distributable cash flows, less Fund expenses, to stockholders monthly. The Fund intends to pay common stockholders annually all, or at least 90%, of its investment company taxable income. Various factors will affect the level of the Fund’s investment company taxable income, such as its asset mix. Distributions may be paid to the holders of the Fund’s common shares if, as and when authorized by the Board of Directors and declared by the Fund out of assets legally available therefor. To permit the Fund to maintain more stable monthly distributions, it may from time to time distribute less than the entire amount of income earned in a particular period, with the undistributed amount being available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned during that period. Because the Fund’s income will fluctuate and the Fund’s distribution policy may be changed by the Board of Directors at any time, there can be no assurance that the Fund will pay distributions or dividends. Distributions are subject to re-characterization for federal income tax purposes after the end of the fiscal year.

In the event that the total distributions on the Fund’s shares exceed the Fund’s current and accumulated earnings and profits allocable to such shares, the excess distributions will generally be treated as a tax-free return of capital (to the extent of the stockholder’s tax basis in the shares). A return of capital is a return to investors of a portion of their original investment in the Fund rather than income or capital gain. Stockholders should not assume that the source of a distribution from the Fund is net profit or income. Distributions sourced from paid-in capital should not be considered the current yield or the total return from an investment in the Fund. The amount treated as a tax-free return of capital will reduce a stockholder’s adjusted tax basis in the common shares (but not below zero), thereby increasing the stockholder’s potential taxable gain or reducing the potential loss on the sale of the shares.

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Distributions paid by the Fund will be reinvested in additional shares of the Fund, unless a stockholder elects to receive all distributions in cash.

On September 30, 2015, the SEC granted Brookfield, on behalf of itself and certain funds that it currently manages and funds it advises in the future, an order granting an exemption from Section 19(b) of and Rule 19b-1 under the 1940 Act to conditionally permit the Fund to make periodic distributions of long-term capital gains with respect to the Fund’s outstanding common shares as frequently as twelve times each year, so long as it complies with the conditions of the order and maintains in effect a distribution policy with respect to its common shares calling for periodic distributions of an amount equal to a fixed amount per share, a fixed percentage of market price per share or a fixed percentage of the Fund’s net asset value per share (a “Managed Dividend Policy”). In connection with any implementation of a Managed Dividend Policy pursuant to the order, the Fund would be required to:

•	implement certain compliance review and reporting procedures with respect to the Managed Dividend Policy;

•	include in each notice to stockholders that accompanies distributions certain information in addition to the information currently required by Section 19(a) of and Rule 19a-1 under the 1940 Act (“19(a) Notice”);

•	include certain disclosure regarding the Managed Dividend Policy on the inside front cover of each annual and semi-annual report to stockholders;

•	provide the Fund’s total return in relation to changes in NAV in the financial highlights table and in any discussion about the Fund’s total return in each prospectus and annual and semi-annual report to stockholders;

•	include the information contained in each 19(a) Notice in any communication (other than a communication on Form 1099) about the Managed Dividend Policy or distributions under the Managed Dividend Policy by the Fund, or agents that the Fund has authorized to make such communication on the Fund’s behalf, to any Fund common stockholders, prospective common stockholder or third-party information provider;

•	issue, contemporaneously with the issuance of any 19(a) Notice, a press release containing the information in the 19(a) Notice and will file with the SEC the information contained in such 19(a) Notice and other required disclosures, as an exhibit to its next report to stockholders;

•	post prominently a statement on its website containing the information in each 19(a) Notice and other required disclosures, and will maintain such information on the website for at least 24 months; and

•	take certain steps to ensure the delivery of the 19(a) Notice to beneficial owners whose Fund shares are held through a financial intermediary.

In addition, if the Fund’s common shares were to trade at a significant premium to NAV following the implementation of a Managed Dividend Policy, and certain other circumstances were present, the Fund’s Board of Directors would be required to determine whether to approve or disapprove the continuation, or continuation after amendment, of the Managed Dividend Policy. Finally, if the Fund implemented a Managed Dividend Policy pursuant to the order, it would not be permitted to make a public offering of common shares other than:

•	a rights offering below NAV to holders of the Fund’s common shares;

•	an offering in connection with a dividend reinvestment plan, merger, consolidation, acquisition, spin-off or reorganization of the Fund; or

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•	an offering other than those described above, unless, with respect to such other offering:

o	the Fund’s average annual distribution rate for the six months ending on the last day of the month ended immediately prior to the most recent distribution record date, expressed as a percentage of NAV per share as of such date, is no more than one percentage point greater than the Fund’s average annual total return for the five-year period (or the period since the Fund’s first public offering, if less than five years) ending on such date; and

o	the transmittal letter accompanying any registration statement filed with the SEC in connection with such offering discloses that the Fund has received an order under Section 19(b) of the 1940 Act to permit it to make periodic distributions of long-term capital gains with respect to its common shares as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred shares that such fund may issue.

The relief described above will expire on the effective date of any amendment to Rule 19b-1 under the 1940 Act that provides relief permitting certain closed-end investment companies to make periodic distributions of long-term capital gains with respect to their outstanding common shares as frequently as twelve times each year.

Under a Managed Dividend Policy, if, for any distribution, undistributed net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s other assets. In addition, in order to make such distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

Dividend Reinvestment Plan

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that, unless stockholders elect to receive their distributions in cash, they will be automatically reinvested by Equiniti Trust Company, LLC (the “Plan Administrator”), in additional common shares. If stockholders elect to receive distributions in cash, they will receive them paid by check mailed directly to them by the Plan Administrator.

No action is required on the part of a stockholder to have their cash distribution reinvested in the Fund’s shares of common stock. Unless stockholders or their brokerage firm decides to opt out of the Plan, the number of shares of common stock stockholders will receive will be determined as follows:

(1)            The number of shares to be issued to a stockholder shall be based on share price equal to 95% of the closing price of the Fund’s shares of common stock one day prior to the distribution payment date.

(2)            The Board of Directors may, in its sole discretion, instruct the Fund to purchase shares of common stock in the open market in connection with the implementation of the Plan as follows: if the Fund’s shares of common stock are trading below NAV at the time of valuation, upon notice from the Fund, the Plan Administrator will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts, except that the Plan Administrator will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the NAV at the time of valuation. Provided the Plan Administrator can terminate purchases on the open market, the remaining shares will be issued by the Fund at a price equal to the greater of (i) the NAV at the time of valuation or (ii) 95% of the then-current market price. It is possible that the average purchase price per share paid by the Plan Administrator may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid entirely in shares of common stock issued by the Fund.

Stockholders may withdraw from the Plan at any time by giving written notice to the Plan Administrator, or by telephone in accordance with such reasonable requirements as the Fund and the Plan Administrator may agree upon. Such withdrawal will be effective the next business day. If stockholders withdraw or the Plan is terminated, the Plan Administrator will sell their shares and send them the proceeds, minus brokerage commissions.

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The Plan Administrator maintains all common stockholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Shares of common stock in stockholder accounts will be held by the Plan Administrator in non-certificated form. The Plan Administrator, or the Fund’s appointed agent, will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy stockholders receive will include all shares of common stock they have received under the Plan. There is no brokerage charge for reinvestment of your distributions in shares of common stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Administrator when it makes open market purchases.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though stockholders have not received any cash with which to pay the resulting tax.

If stockholders hold shares of common stock with a brokerage firm that does not participate in the Plan, they will not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Plan Administrator’s fees under the Plan will be borne by the Fund. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Directors the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the SEC or any other regulatory authority, require the Fund to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin 53202 or by calling 1-800-937-5449.

Description of Capital Structure

The following description is based on relevant portions of the Maryland General Corporation Law and on the Charter and Bylaws. This summary is not necessarily complete, and you should refer to the Maryland General Corporation Law and the Charter and Bylaws for a more detailed description of the provisions summarized below.

Stock

The Fund’s authorized stock consists of 1,000,000,000 shares of stock, par value $0.001 per share, all of which are initially classified as common shares. Of that amount, 55,455,431 are outstanding as of March 28, 2024. The common shares are listed on the NYSE under the symbol “RA.” Under Maryland law, the Fund’s stockholders generally are not personally liable for the Fund’s debts or obligations.

Under the Charter, the Board of Directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, the Charter provides that the Board of Directors, without any action by the stockholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue.

Common Shares

All common shares have equal voting rights and equal rights as to earnings, assets and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends may be paid to the holders of the common shares if, as and when authorized by the Board of Directors and declared by the Fund out of funds legally available therefor. Common shares have no preemptive, appraisal, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of the Fund’s liquidation, dissolution or winding up, each common share would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time. Except as provided with respect to any other class or series of stock, each common share is entitled to one vote on all matters submitted to a vote of stockholders, including the election of Directors and the holders of the common shares will possess exclusive voting power. There is no cumulative voting in the election of Directors, which means that holders of a majority of the outstanding common shares can elect all of the Fund’s Directors, and holders of less than a majority of such shares will be unable to elect any Director.

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Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current NAV, except in connection with an offering to existing common stockholders or with the consent of a majority of the Fund’s outstanding voting securities.

The Fund’s NAV per share will be reduced immediately following the offering of common shares by the amount of offering expenses paid by the Fund. See “Use of Proceeds.” Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional common shares or sell shares already held, the stockholder may do so by trading through a broker on the NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than NAV. Because the market value of the common shares may be influenced by such factors as dividend distribution levels (which are, in turn, affected by expenses), dividend and distribution stability, NAV, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than NAV in the future. Common shares of the Fund are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Preferred Shares

The Fund’s governing documents provide that the Board of Directors may authorize and issue preferred shares with rights as determined by the Board of Directors, by action of the Board of Directors without prior approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. The Fund may in the future utilize preferred shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund may not issue preferred shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of preferred shares outstanding, the Fund is required to have at least two dollars of assets). In addition, the Fund is not permitted to declare any dividend (except a dividend payable in common shares), or to declare any other distribution on its common shares, or to purchase any common shares, unless the preferred shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of common shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to the extent necessary to maintain asset coverage of any preferred shares of at least 200%. Any preferred shares issued by the Fund would have voting rights and a liquidation preference over the common shares. Issuance of preferred shares would constitute financial leverage and would entail special risks to common stockholders.

If preferred shares are outstanding, two of the Fund’s Directors will be elected by the holders of preferred shares, voting separately as a class. The remaining Directors of the Fund will be elected by common stockholders and preferred shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on preferred shares for two years, preferred shares would be entitled to elect a majority of the Directors of the Fund.

The Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

Leverage

The Fund may issue preferred shares or debt securities, or to borrow to increase its assets available for investment. The Fund, however, does not have any current intention to issue preferred shares or debt securities. As a non-fundamental policy, the Fund may not issue preferred shares or borrow money and issue debt securities with an aggregate liquidation preference and aggregate principal amount exceeding 33 1/3% of the Fund’s total assets. However, the Board of Directors reserves the right to issue preferred shares or debt securities or borrow to the extent permitted by the 1940 Act. There can be no assurance that preferred shares representing such percentage, or any percentage, of the assets of the Fund will actually be issued.

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The Charter authorizes the Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred shares, without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. The Fund may elect to issue preferred shares as part of a leverage strategy.

Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by the Charter to set the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the common shares or otherwise be in their best interests.

As provided in the 1940 Act and subject to certain exceptions, the Fund intends to issue debt or preferred shares with the condition that immediately after issuance the value of its total assets, less certain ordinary course liabilities, exceed 300% of the amount of the debt outstanding and exceed 200% of the sum of the amount of debt and preferred shares outstanding. Any such debt or preferred shares may be convertible in accordance with SEC guidelines, which may permit the Fund to obtain leverage at attractive rates.

The concept of leveraging is based on the premise that so long as the cost of the leverage on the assets to be obtained by the leverage is lower than the return earned by the Fund on these leveraged assets, the common stockholders will benefit from the incremental return. Should the differential between the return produced by the underlying assets and the cost of leverage narrow, the incremental return will be reduced.

Furthermore, if the cost of the leverage on the leveraged assets exceeds the return earned by the Fund on these leveraged assets, the NAV of the Fund will be diminished.

An issuance of preferred shares may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for any preferred shares issued by the Fund.

Liquidation preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares, if any, will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred shares plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting rights. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Board of Directors at any time when dividends on any preferred shares are unpaid for two years. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (i) adopt any plan of reorganization that would adversely affect the preferred shares, and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Directors presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with common stockholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with common stockholders as a single class.

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The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

Distributions. Holders of any preferred shares will be entitled to receive distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The Prospectus Supplement for any preferred shares will describe the distribution payment provisions for those shares. Distributions so declared and payable shall be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common shares.

A declaration of a dividend or other distribution of any common or preferred shares of the Fund may be prohibited (i) at any time that an event of default under any borrowings has occurred and is continuing, (ii) if after giving effect to such declaration, purchase or redemption, the Fund would not meet the 1940 Act asset coverage requirements or any temporary requirements imposed under an order issued by the SEC or (iii) by Maryland law in certain instances.

Subscription Rights

The Fund may issue subscription rights to holders of certain securities. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of certain securities, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our common or preferred stockholders as of the record date that we set for determining the stockholders eligible to receive subscription rights in such subscription rights offering.

The applicable Prospectus Supplement would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

•	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

•	the exercise price for such subscription rights (or method of calculation thereof);

•	the number of such subscription rights issued in respect of each common share;

•	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•	any termination right the Fund may have in connection with such subscription rights offering;

•	the expected trading market, if any, for subscription rights; and

•	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

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Exercise of Subscription Rights. Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

The staff of the SEC has interpreted the 1940 Act as not requiring stockholder approval of a transferable rights offering to purchase common stock at a price below the then current net asset value so long as certain conditions are met, including: (i) the offering will fully protect stockholders’ preemptive rights and will not discriminate among stockholders (except for the de minimis effect of not offering fractional rights); (ii) the Fund will use its best efforts to ensure an adequate trading market in the rights for use by stockholders who do not exercise their rights; and (iii) the ratio of the offering will not exceed one new share of common stock for each three rights held, assuming that the Fund issues to its stockholders one right for each outstanding share of common stock (in effect, limiting rights offerings to no more than one-third of the number of outstanding shares of common stock at the time of the rights offering). Furthermore, the Company’s Board of Directors would determine in good faith that the offering would result in a net benefit to existing stockholders. Disclosure on the findings of the Company’s Board of Directors will be included in the Prospectus Supplement for any transferable subscription rights offering.

Certain Provisions of Maryland Law and of the Fund’s Charter and Bylaws

The following description is based on relevant portions of the Maryland General Corporation Law and on the Charter and Bylaws. This summary is not necessarily complete, and you should refer to the Maryland General Corporation Law and the Charter and Bylaws for a more detailed description of the provisions summarized below.

The Charter, the Bylaws and Maryland law include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board. This could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund. These provisions are intended to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of the Fund to negotiate first with the Board. The Fund believes that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because the negotiation of such proposals may improve their terms. The Board of Directors has determined that the following voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interests of the Fund and its stockholders generally.

Classified board of directors. The Fund’s Board of Directors is divided into three classes of Directors. The current terms for the first, second and third classes will expire at the Fund’s 2026, 2024, and 2025 annual meeting of stockholders, respectively. Upon expiration of their current terms, Directors of each class will be elected to serve until the third succeeding annual meeting of stockholders and until their successors are duly elected and qualify, and each year one class of Directors will be elected by the stockholders. A classified board may render a change in control of the Fund or the removal of the Fund’s incumbent management more difficult. The Fund believes, however, that the longer time required to elect a majority of a classified Board of Directors will help to ensure the continuity and stability of the Fund’s management and policies.

Election of directors. The Charter and Bylaws provide that Directors will be elected by the affirmative vote of a majority of the votes entitled to be cast in the election of Directors. Pursuant to the Charter, the Board of Directors may amend the Bylaws from time to time to alter the vote required to elect a Director.

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Number of directors; vacancies; removal. The Charter provides that the number of Directors will be set only by the Board of Directors in accordance with the Fund’s Bylaws. The Fund’s Bylaws provide that a majority of the entire Board of Directors may at any time increase or decrease the number of Directors. However, the number of Directors cannot be less than the minimum number required by the Maryland General Corporation Law or, unless the Fund’s Bylaws are amended, more than 15.

The Fund has elected, by a provision in its Charter, to be subject to a provision of the Maryland General Corporation Law requiring that, except as may be provided by the Board of Directors in setting the terms of any class or series of preferred shares, any and all vacancies on the Board of Directors may be filled only by the affirmative vote of a majority of the Directors remaining in office, even if the remaining Directors do not constitute a quorum, and any Director elected to fill a vacancy will serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualifies, subject to any applicable requirements of the 1940 Act. The Charter provides that, subject to the rights of holders of one or more classes or series of preferred shares to elect or remove one or more directors, any director, or the entire Board may be removed only for cause, as defined in the Charter, and then only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of Directors.

Action by stockholders. Under the Maryland General Corporation Law, stockholder action can be taken only at an annual or special meeting of stockholders or, unless the Charter provides for stockholder action by less than unanimous written consent (which is not the case for the Fund’s Charter), by unanimous written consent in lieu of a meeting. These provisions, combined with the requirements of the Charter and Bylaws regarding the calling of a stockholder-requested special meeting of stockholders discussed below, may have the effect of delaying consideration of a stockholder proposal until the next annual meeting of stockholders.

Advance notice provisions for stockholder nominations and stockholder proposals. The Fund’s Bylaws provide that, with respect to an annual meeting of stockholders, the nomination of individuals for election as Directors and the proposal of other business to be considered by the Fund’s stockholders may be made only (i) pursuant to the Fund’s notice of the meeting, (ii) by or at the direction of the Board of Directors or (iii) by a stockholder who was a stockholder of record at the record date set by the Board of Directors for purposes of determining stockholders entitled to vote at the annual meeting, at the time the stockholder provides notice in accordance with the Fund’s Bylaws and at the time of the annual meeting, who is entitled to vote at the meeting in the election of such individuals as Directors or on such other business and who has complied with the advance notice requirements of, and provided the information required by, the Fund’s Bylaws. With respect to special meetings of the Fund’s stockholders, only the business specified in the notice of the meeting may be brought before the meeting. Nominations of individuals for election as Directors at a special meeting of stockholders may be made only (i) by or at the direction of the Board of Directors or (ii) if the special meeting has been called in accordance with the Fund’s Bylaws for the purpose of electing directors, by any stockholder who is a stockholder of record at the record date set by the Board of Directors for purposes of determining stockholders entitled to vote at the special meeting, at the time the stockholder provides the notice required by the Fund’s Bylaws and at the time of the special meeting, who is entitled to vote at the meeting in the election of each individual so nominated and who has complied with the advance notice requirements of, and provided the information required by, the Fund’s Bylaws.

Calling of special meetings of stockholders. The Bylaws provide that special meetings of the Fund’s stockholders may be called by the Board of Directors, the Chairman of the Board and certain of the Fund’s officers. The Charter provides that a special meeting of stockholders requested by the stockholders may only be called upon the request of stockholders entitled to cast not less than a majority of all the votes entitled to be cast on such matter at such meeting in accordance with the Fund’s Bylaws. The Fund’s Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the stockholders requesting the meeting, a special meeting of stockholders must be called by the secretary of the Fund upon the written request of stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting. The Fund’s secretary will inform the requesting stockholders of the reasonably estimated cost of preparing and mailing the notice of meeting (including the Fund’s proxy materials), and the requesting stockholders must pay the estimated cost before the secretary may prepare and mail notice of the special meeting.

Approval of extraordinary corporate action; amendment of the Charter and Bylaws. Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange, convert or engage in similar transactions outside the ordinary course of business, unless advised by its board of directors and approved by the affirmative vote of stockholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter.

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The Fund’s Charter generally provides for approval of charter amendments and extraordinary transactions by the stockholders entitled to cast at least a majority of the votes entitled to be cast on the matter. However, the Charter also provides that the following matters require the approval of stockholders entitled to cast at least 80 percent of the votes entitled to be cast on such matter:

•	amendments to the provisions of the Charter relating to the classification of the Board of Directors, the power of the Board of Directors to fix the number of directors and to fill vacancies on the Board, the vote required to elect a Director, the vote related to extraordinary transactions, the removal of a Director, the vote related to the amendment of the Fund’s Bylaws and the vote to amend those provisions;

•	Charter amendments that would convert the Fund from a closed-end company to an open-end company or make the common shares a redeemable security (within the meaning of the 1940 Act);

•	the liquidation or dissolution of the Fund or Charter amendments to effect the liquidation or dissolution of the Fund;

•	any merger, consolidation, share exchange or sale or exchange of all or substantially all of the Fund’s assets that the Maryland General Corporation Law requires be approved by the Fund’s stockholders; and

•	any transaction between the Fund and a person, or group of persons acting together, that is entitled to exercise or direct the exercise, or acquire the right to exercise or direct the exercise, directly or indirectly, other than solely by virtue of a revocable proxy, of one-tenth or more of the voting power in the election of Directors generally, or any person controlling, controlled by or under common control with any such person or member of such group.

However, if such amendment, proposal or transaction is approved by at least two-thirds of the Fund’s continuing directors (in addition to approval by the Board of Directors), the amendment, proposal or transaction may instead be approved by a majority of the votes entitled to be cast on such amendment, proposal or transaction; provided further, that, with respect to any proposal, transaction or amendment referred to in above, if such proposal, transaction or amendment is approved by the continuing directors, by a vote of at least two-thirds of such continuing directors, no stockholder approval of such proposal, transaction or amendment shall be required unless the Maryland General Corporation Law or another provision of the Charter or Bylaws otherwise requires such approval. The “continuing directors” are defined in the Charter as its current Directors and Directors whose nomination for election by the Fund’s stockholders or whose election by the Directors to fill a vacancy on the Board is approved by a majority of the continuing directors then serving on the Board of Directors.

The Charter and Bylaws provide that the Board of Directors will have the exclusive power to adopt, alter or repeal any provision of the Fund’s Bylaws and to make new Bylaws.

Exclusive Forum. Our Bylaws provide that, unless the Fund consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall, to the fullest extent permitted by law, be the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Fund, (b) any action asserting a claim of breach of any duty owed by any Director or officer or other employee of the Fund to the Fund or the shareholders of the Fund, (c) any action asserting a claim against the Fund or any Director or officer or other employee of the Fund arising pursuant to any provision of the Maryland General Corporation Law, the Charter or Bylaws, or (d) any action asserting a claim against the Fund or any Director or officer or other employee of the Fund that is governed by the internal affairs doctrine. None of the foregoing actions, claims or proceedings may be brought in any court sitting outside the State of Maryland unless the Fund consents in writing to such court. The exclusive forum selection provision will not apply to claims arising under the federal securities laws, including claims to enforce a duty or liability created by the 1940 Act, the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, or any other claim for which the federal courts have exclusive jurisdiction.

The exclusive forum selection provision in the Bylaws may limit shareholders’ ability to obtain a favorable judicial forum for disputes with the Fund or the Directors, officers or other agents of the Fund, which may discourage lawsuits against the Fund and such persons. In addition, the exclusive forum selection provision may be inconvenient to and increase costs for shareholders in bringing a claim against the Fund or the Directors, officers and other agents of the Fund.

Maryland Control Share Acquisition Act. The Maryland Control Share Acquisition Act (the “MCSAA”) provides that, subject to certain exceptions, holders of “control shares” (defined as voting shares that, when aggregated with all other shares controlled by the stockholder, entitle the stockholder to exercise one of three increasing ranges of voting power in electing directors) acquired in a “control share acquisition” (defined as the direct or indirect acquisition of ownership or control of issued and outstanding “control shares”) have no voting rights except to the extent approved by stockholders by the affirmative vote of at least two thirds of all the votes entitled to be cast on the matter, excluding shares owned by the acquiror, by a fund’s officers or by a fund’s employees who are also directors of such fund. The MCSAA does not apply to a corporation registered under the 1940 Act as a closed-end investment company, such as the Fund, unless the board of directors adopts a resolution to be subject to the statute. The Board of Directors has adopted a resolution repealing its prior resolution electing to be subject to the MCSAA.

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Closed-End Fund Structure

The Fund is a diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the stockholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the stockholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at NAV. In addition, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund’s investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, to have greater flexibility to make certain types of investments and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds often trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of stockholders, the Board of Directors might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce a discount. We cannot guarantee or assure, however, that the Board of Directors will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to NAV per share. The Board of Directors might also consider converting the Fund to an open-end mutual fund, which would also require a supermajority vote of the stockholders of the Fund and a separate vote of any outstanding preferred shares. We cannot assure you that the Fund’s common shares will not trade at a discount.

Repurchase of Common Shares

The Fund is a diversified, closed-end management investment company and as such its stockholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, may repurchase its common shares from time to time as and when it deems such a repurchase advisable. The Board of Directors has authorized such repurchases to be made when the Fund’s common shares are trading at a discount. Although the Board of Directors has authorized such repurchases, the Fund is not required to repurchase its common shares. Such repurchases may be subject to certain notices and any applicable requirements under the 1940 Act.

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Pursuant to the 1940 Act, the Fund may repurchase its common shares on a securities exchange (provided that the Fund has informed its stockholders within the preceding six months of its intention to repurchase such shares) or pursuant to tenders and may also repurchase shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to stockholders of an intention to purchase shares and purchasing in a manner and on a basis that does not discriminate against the other stockholders through their interest in the Fund.

If the Fund repurchases its common shares for a price below NAV, the NAV of the common shares that remain outstanding will be enhanced, but this does not necessarily mean that the market price of the outstanding common shares will be affected, either positively or negatively. The repurchase of common shares will reduce the total assets of the Fund available for investment and may increase the Fund’s expense ratio and decreases the asset coverage with respect to any preferred shares outstanding. Any share repurchases or tender offers will be made in accordance with the requirements of the 1934 Act, the 1940 Act and the principal stock exchange on which the common shares are traded.

Net Asset Value

The NAV of the Fund is determined as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined under procedures approved by the Board. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Valuation Designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Valuation Designee determines such amount does not reflect fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Options are valued using market quotations. When market quotations are not readily available, options are valued from broker quotes. In limited circumstances when neither market quotations nor broker quotes are readily available, options are valued using a Black-Scholes model.

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Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

An internal pricing hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the United States or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Limitation on Directors’ and Officers’ Liability

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Fund’s Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

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The Charter authorizes the Fund, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate the Fund to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Fund and, at the Fund’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, manager or managing member from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding.

The Fund’s Bylaws obligate the Fund, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Fund and, at the Fund’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, manager or managing member and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Fund to indemnify and advance expenses to any individual who served any predecessor of the Fund in any of the capacities described above and any employee or agent of the Fund or a predecessor of the Fund, if any.

Maryland law requires a corporation (unless its charter provides otherwise, which the Fund’s Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith, or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services, or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. Under Maryland law, however, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to pay or reimburse reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation, and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

In accordance with the 1940 Act, the Fund will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Taxation

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and its stockholders. A more complete discussion of the tax rules applicable to the Fund and its stockholders can be found in the SAI that is incorporated by reference into this Prospectus. This discussion assumes you are a U.S. person (as defined for U.S. federal income tax purposes) and that you hold your common shares as capital assets. This discussion is based upon current provisions of the Code, the Treasury regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. This summary does not purport to deal with all of the U.S. federal income tax consequences applicable to the Fund, or which may be important to particular stockholders in light of their individual investment circumstances or to some types of stockholders subject to special tax rules, such as stockholders subject to the alternative minimum tax, financial institutions, broker-dealers, insurance companies, tax-exempt organizations, partnerships or other pass-through entities, persons holding common shares in connection with a hedging, straddle, conversion or other integrated transaction, persons with a functional currency other than the U.S. dollar, non-U.S. investors or stockholders who contribute assets other than cash to the Fund in exchange for common shares. If a partnership (including any other entity or arrangement treated as a partnership for U.S. federal income tax purposes) holds Rights or common shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold Rights or common shares should consult their tax advisors. No attempt is made to discuss state, local or foreign tax consequences to investors in the Fund, nor to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its stockholders (including stockholders owning large positions in the Fund).

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The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Taxation of the Fund

The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

(i)	derive in each taxable year at least 90% of its gross income from the following sources, which are referred to herein as “Qualifying Income”: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in clause (a) above (each a “Qualified Publicly Traded Partnership”).

(ii)	diversify its holdings so that, at the end of each quarter of each taxable year, (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of the outstanding voting securities of such issuer) and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

Income from the Fund’s investments in grantor trusts that are not Qualified Publicly Traded Partnerships (if any) will be Qualifying Income to the extent it is attributable to items of income of such trust that would be Qualifying Income if earned directly by the Fund.

The Fund’s investments in partnerships, including in Qualified Publicly Traded Partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its stockholders, provided that it distributes each taxable year at least the sum of (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income at least annually. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its stockholders.

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The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from previous years. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to stockholders. In such case, dividends from the Fund generally should be eligible for the preferential federal tax rate applicable to “qualified dividends” to non-corporate shareholders if certain requirements, discussed below, are met.

Taxation of Stockholders

Distributions paid to you by the Fund from its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that the Fund reports as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your common shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income, whether paid in cash or reinvested in additional common shares.

Special rules apply, however, to certain ordinary income dividends paid by the Fund to individuals. If you are an individual, ordinary income dividends that you receive from the Fund may be eligible for taxation at the reduced federal rates applicable to long-term capital gains to the extent that (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your common shares. The amount of qualified dividend income paid by the Fund depends on its underlying investments and there can be no assurance as to what portion, if any, of the Fund’s ordinary income dividends will constitute qualified dividend income.

Any distributions you receive that are in excess of the Fund’s current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your common shares, and thereafter as capital gain from the sale of common shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your common shares (but not below zero), thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your common shares. If you purchase shares prior to a distribution, the price you pay for the shares may reflect, in part, the value of the upcoming distribution, nonetheless the distribution will be taxable to you even though economically it may represent a return on your investment.

As noted above, dividends and other taxable distributions are taxable to you even though they are reinvested in additional common shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December to stockholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

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The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

The sale or other disposition of common shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such common shares for more than one year at the time of sale. Any loss upon the sale or exchange of common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such common shares. Any loss you realize on a sale or exchange of common shares will be disallowed if you acquire other common shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the common shares. In such case, your tax basis in the common shares acquired will be adjusted to reflect the disallowed loss.

Dividends and net capital gains are generally subject to a 3.8% federal tax on net investment income for individual shareholders whose modified adjusted gross income exceeds $200,000 for single filers and $250,000 for married joint filers.

The Fund may be required to withhold, for federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to stockholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain stockholders are exempt from backup withholding. Backup withholding, currently at a rate of 24%, is not an additional tax and any amount withheld may be refunded or credited against your federal income tax liability, if any, provided that you timely furnish the required information to the IRS. In addition, the Fund may be required to withhold on distributions to non-U.S. stockholders.

Plan of Distribution

We may sell our securities from time to time on an immediate, continuous or delayed basis, in one or more offerings under this Prospectus and any applicable Prospectus Supplement in any one or more of the following ways (1) directly to one or more purchasers, (2) through agents for the period of their appointment, (3) to underwriters as principals for resale to the public, (4) to dealers as principals for resale to the public, (5) through, in the case of our common shares, “at-the-market” transactions or (6) pursuant to our Dividend Reinvestment Plan.

The securities may be sold from time to time in one or more transactions at a fixed price or fixed prices, which may change; at prevailing market prices at the time of sale; prices related to prevailing market prices; at varying prices determined at the time of sale; or at negotiated prices. The applicable Prospectus Supplement will describe the method of distribution of our securities offered therein.

Each Prospectus Supplement relating to an offering of our securities will state the terms of the offering, including:

•	the names of any agents, underwriters or dealers;

•	any sales loads, underwriting discounts and commissions or agency fees and other items constituting underwriters’ or agents’ compensation;

•	any discounts, commissions, fees or concessions allowed or reallowed or paid to dealers or agents;

•	the public offering or purchase price of the offered securities and the estimated net proceeds we will receive from the sale; and

•	any securities exchange on which the offered securities may be listed.

Any public offering price and any discounts or concessions allowed or reallowed or paid to dealers may be changed from time to time.

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Direct Sales

We may sell our securities directly to, and solicit offers from, purchasers, including institutional investors or others who may be deemed to be underwriters as defined in the Securities Act for any resales of such securities. In this case, no underwriters or agents would be involved. We may use electronic media, including the Internet, to sell offered securities directly. We will describe the terms of any of those sales in a Prospectus Supplement.

Distribution Through Agents

We may offer and sell our securities on a continuous basis through agents that we designate. We will name any agent involved in the offer and sale and describe any commissions payable by us in the Prospectus Supplement. Unless otherwise indicated in the Prospectus Supplement, the agents will be acting on a best efforts basis for the period of their appointment.

Offers to purchase securities may be solicited directly by the issuer or by agents designated by the issuer from time to time. Any such agent, who may be deemed to be an underwriter as the term is defined in the Securities Act, involved in the offer or sale of the offered securities in respect of which this Prospectus is delivered will be named, and any commissions payable by the issuer to such agent set forth, in a Prospectus Supplement.

Distribution Through Underwriters

We may offer and sell securities from time to time to one or more underwriters who would purchase the securities as principal for resale to the public either on a firm commitment or best efforts basis. If we sell securities to underwriters, we will execute an underwriting agreement with them at the time of the sale and will name them in the Prospectus Supplement. In connection with these sales, the underwriters may be deemed to have received compensation from us in the form of underwriting discounts and commissions. The underwriters also may receive commissions from purchasers of securities for whom they may act as an agent. Unless otherwise stated in the Prospectus Supplement, the underwriters will not be obligated to purchase the securities unless the conditions set forth in the underwriting agreement are satisfied, and if the underwriters purchase any of the securities, they will be required to purchase all of the offered securities. In the event of default by any underwriter, in certain circumstances, the purchase commitments may be increased among the non-defaulting underwriters or the underwriting agreement may be terminated. The underwriters may sell the offered securities to or through dealers, and those dealers may receive discounts, concessions or commissions from the underwriters as well as from the purchasers for whom they may act as an agent. Sales of the offered securities by underwriters may be in one or more transactions, including negotiated transactions, at a fixed public offering price or at varying prices determined at the time of sale. The applicable Prospectus Supplement will describe the method of reoffering by the underwriters. The applicable Prospectus Supplement will also describe the discounts and commissions to be allowed or paid to the underwriters, if any, all other items constituting underwriting compensation, and the discounts and commissions to be allowed or paid to dealers, if any. If a Prospectus Supplement so indicates, we may grant the underwriters an option to purchase additional common shares at the public offering price, less the underwriting discounts and commissions, within a specified number of days from the date of the Prospectus Supplement, to cover any over-allotments.

Distribution Through Dealers

We may offer and sell securities from time to time to one or more dealers who would purchase the securities as principal. The dealers then may resell the offered securities to the public at fixed or varying prices to be determined by those dealers at the time of resale. We will set forth the names of the dealers and the terms of the transaction in the applicable Prospectus Supplement.

Distribution Through Remarketing Firms

One or more dealers, referred to as “remarketing firms,” may also offer or sell the securities, if the Prospectus Supplement so indicates, in connection with a remarketing arrangement contemplated by the terms of the securities. Remarketing firms will act as principals for their own account or as agents. These remarketing firms will offer or sell the securities in accordance with the terms of the securities. The Prospectus Supplement will identify any remarketing firm and the terms of its agreement, if any, with us and will describe the remarketing firm’s compensation. Remarketing firms may be deemed to be underwriters in connection with the securities they remarket.

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Distribution Through At-the-Market Offerings

We may engage in at-the-market offerings to or through a market maker or into an existing trading market, on an exchange or otherwise, in accordance with Rule 415(a)(4). An at-the-market offering may be through an underwriter or underwriters acting as principal or agent for us.

General Information

Agents, underwriters, or dealers participating in an offering of securities and remarketing firms participating in a remarketing of securities may be deemed to be underwriters, and any discounts and commission received by them and any profit realized by them on resale of the offered securities for whom they may act as agent, may be deemed to be underwriting discounts and commissions under the Securities Act.

We may offer to sell securities either at a fixed price or at prices that may vary, at market prices prevailing at the time of sale, at prices related to prevailing market prices, or at negotiated prices.

Ordinarily, each series of offered securities will be a new issue of shares, and other than our common shares, will have no established trading market.

If indicated in the applicable Prospectus Supplement, we may authorize underwriters or other persons acting as our agents to solicit offers by certain institutions to purchase securities from us pursuant to contracts providing for payment and delivery on a future date. Institutions with which these contracts may be made include commercial and savings banks, insurance companies, pension funds, educational and charitable institutions and others, but, in all cases, these institutions must be approved by us. The obligations of any purchaser under any contract will be subject only to those conditions described in the applicable Prospectus Supplement. The underwriters and the other agents will not have any responsibility for the validity or performance of the contracts. The applicable Prospectus Supplement will describe the commission payable for solicitation of those contracts.

We may enter into derivative transactions with third parties, or sell securities not covered by this Prospectus to third parties in privately negotiated transactions. If the applicable Prospectus Supplement indicates, in connection with those derivatives, the third parties may sell securities covered by this Prospectus and the applicable Prospectus Supplement, including in short sale transactions. If so, the third parties may use securities pledged by us or borrowed from us or others to settle those sales or to close out any related open borrowings of stock, and may use securities received from us in settlement of those derivatives to close out any related open borrowings of stock. The third parties in such sale transactions will be underwriters and will be identified in the applicable Prospectus Supplement (or a post-effective amendment).

We may loan or pledge securities to a financial institution or other third party that, in turn, may sell the securities using this Prospectus. Such financial institution or third party may transfer its short position to investors in our securities or in connection with a simultaneous offering of other securities offered by this Prospectus.

In connection with any offering of the securities in an underwritten transaction, the underwriters may engage in transactions that stabilize, maintain, or otherwise affect the market price of the common shares or any other security.

Those transactions may include over-allotment, entering stabilizing bids, effecting syndicate covering transactions, and reclaiming selling concessions allowed to an underwriter or a dealer.

•	An over-allotment in connection with an offering creates a short position in the offered securities for the underwriters’ own account.

•	An underwriter may place a stabilizing bid to purchase an offered security for the purpose of pegging, fixing, or maintaining the price of that security.

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•	Underwriters may engage in syndicate covering transactions to cover over-allotments or to stabilize the price of the offered securities by bidding for, and purchasing, the offered securities or any other securities in the open market in order to reduce a short position created in connection with the offering.

•	The managing underwriter may impose a penalty bid on a syndicate member to reclaim a selling concession in connection with an offering when offered securities originally sold by the syndicate member are purchased in syndicate covering transactions or otherwise.

Any of these activities may stabilize or maintain the market price of the securities above independent market levels. The underwriters are not required to engage in these activities, and may end any of these activities at any time.

Any underwriters that are qualified market makers on the NYSE may engage in passive market-making transactions in our common shares on the NYSE in accordance with Regulation M under the Exchange Act, during the business day prior to the pricing of the offering, before the commencement of offers or sales of the common shares or any other covered security. Passive market makers must comply with applicable volume and price limitations and must be identified as passive market makers. In general, a passive market maker must display its bid at a price not in excess of the highest independent bid for such security; if all independent bids are lowered below the passive market maker’s bid, however, the passive market maker’s bid must then be lowered when certain purchase limits are exceeded. Passive market making may stabilize the market price of the securities at a level above that which might otherwise prevail in the open market and, if commenced, may be discontinued at any time.

We will not require underwriters or dealers to make a market in the securities. Any underwriters to whom the offered securities are sold for offering and sale may make a market in the offered securities, but the underwriters will not be obligated to do so and may discontinue any market-making at any time without notice.

Under agreements entered into with us, underwriters and agents may be entitled to indemnification by us against certain civil liabilities, including liabilities under the Securities Act, or to contribution for payments the underwriters or agents may be required to make. The underwriters, agents, and their affiliates may engage in financial or other business transactions with us and our subsidiaries, if any, in the ordinary course of business.

In compliance with the guidelines of FINRA, the maximum commission or discount to be received by any member of FINRA or independent broker-dealer will not be greater than 9% of the initial gross proceeds from the sale of any security being sold.

The aggregate offering price specified on the cover of this Prospectus relates to the offering of the securities not yet issued as of the date of this Prospectus. The place and time of delivery for the offered securities in respect of which this Prospectus is delivered are set forth in the accompanying Prospectus Supplement.

To the extent permitted under the 1940 Act and the rules and regulations promulgated thereunder, the underwriters may, from time to time, act as a broker or dealer and receive fees in connection with the execution of our portfolio transactions after the underwriters have ceased to be underwriters and, subject to certain restrictions, each may act as a broker while it is an underwriter.

A Prospectus and accompanying Prospectus Supplement in electronic form may be made available on the websites maintained by the underwriters. The underwriters may agree to allocate our securities for sale to their online brokerage account holders. Such allocations of our securities for internet distributions will be made on the same basis as other allocations. In addition, our securities may be sold by the underwriters to securities dealers who resell securities to online brokerage account holders.

Legal Matters

Certain legal matters in connection with the common shares will be passed upon for the Fund by Paul Hastings LLP and, with respect to certain matters of Maryland law, by Venable LLP. Paul Hastings LLP may rely on the opinion of Venable LLP as to certain matters of Maryland law.

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Independent Registered Public Accounting Firm

Deloitte is the independent registered public accounting firm of the Fund and audits the financial statements of the Fund. Deloitte is located at 111 South Wacker Drive, Chicago, Illinois 60606.

Additional Information

The Fund is subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements and other information filed by the Fund with the SEC pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Washington D.C. 20549. The SEC maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the SEC.

The common shares are listed on the NYSE under the symbol “RA.” Reports, proxy statements and other information concerning the Fund and filed with the SEC by the Fund will be available for inspection at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

This Prospectus constitutes part of a registration statement filed by the Fund with the SEC under the Securities Act and the 1940 Act. This Prospectus omits certain of the information contained in the registration statement, and reference is hereby made to the registration statement and related exhibits for further information with respect to the Fund and the common shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the registration statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete registration statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC’s web site (http://www.sec.gov).

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its stockholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its stockholders, although certain non-public personal information of its stockholders may become available to the Fund. The Fund does not disclose any non-public personal information about its stockholders or former stockholders to anyone, except as permitted by law or as is necessary in order to service stockholder accounts (for example, to a transfer agent or third-party administrator).

The Fund restricts access to non-public personal information about its stockholders to employees of the Fund, the Adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its stockholders.

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Table of Contents of SAI

An SAI dated as of [•] has been filed with the SEC and is incorporated by reference in this Prospectus. An SAI may be obtained without charge by writing to the Fund at its address at Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York 10281-1023, or by calling the Fund toll-free at (855) 777-8001. The table of contents of the SAI is as follows:

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Brookfield Real Assets Income Fund Inc.

COMMON SHARES

PREFERRED SHARES

SUBSCRIPTION RIGHTS TO PURCHASE COMMON SHARES

SUBSCRIPTION RIGHTS TO PURCHASE PREFERRED SHARES

PROSPECTUS

[•]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion,
Preliminary Base Prospectus dated April 11, 2024

$400,000,000

Brookfield Real Assets Income Fund Inc.

Common Shares

Preferred Shares

Subscription Rights to Purchase Common Shares

Subscription Rights to Purchase Preferred Shares

PROSPECTUS

[•], 2024

The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion,
Dated April 11, 2024

BROOKFIELD REAL ASSETS INCOME FUND INC.

STATEMENT OF ADDITIONAL INFORMATION

Brookfield Real Assets Income Fund Inc., a Maryland corporation (the “Fund”), is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high total return, primarily through high current income and secondarily, through growth of capital. An investment in the Fund is not appropriate for all investors. There can be no assurance that the Fund’s investment objective will be achieved.

Brookfield Public Securities Group LLC serves as investment adviser to the Fund (“PSG,” or the “Adviser”). Oaktree Fund Advisors, LLC serves as an investment sub-adviser to the Fund (the “Sub-Adviser”).

This Statement of Additional Information (the “SAI”) relating to the offering, from time to time, in one or more offerings, common shares or preferred shares, each having a par value of $0.001 per share, or subscription rights to purchase our common shares or preferred shares (the “Offer”). Shares may be offered at prices and on terms to be set forth in one or more supplements to this Prospectus (each, a “Prospectus Supplement”). This SAI does not include all information that a prospective investor should consider before investing in the Fund’s common shares, and investors should obtain and read the Prospectus dated [●], and the applicable Prospectus Supplement carefully before you invest in our shares. A copy of the Fund’s registration statement, including the Prospectus and Prospectus Supplements, may be obtained from the Securities and Exchange Commission (the “SEC”) upon payment of the fee prescribed, or inspected at the SEC’s office or via its website (http://www.sec.gov) at no charge. Capitalized terms used but not defined in this SAI have the meaning ascribed to them in the Prospectus.

This Statement of Additional Information is dated [●], 2024.

Table of Contents

i

The Fund

Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed from the reorganizations of three closed-end funds, as further described below, and commenced operations on December 5, 2016. The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “RA.” The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.

The Fund was formed from the reorganizations of each of Brookfield Mortgage Opportunity Income Fund Inc. (NYSE: BOI), Brookfield High Income Fund Inc. (NYSE: HHY) and Brookfield Total Return Fund Inc. (NYSE: HTR) (collectively, the “Target Funds”) into the Fund (each, a “Reorganization” and together, the “Reorganizations”). As a result of the Reorganizations, common stockholders of HHY, HTR and BOI, respectively, received an amount of RA common shares equal to the aggregate net asset value (“NAV”) of their holdings of HHY, HTR and BOI common shares, as applicable, as determined at the close of business on December 2, 2016. As a result of the Reorganizations, the assets of the Target Funds were combined, and the stockholders of each Target Fund became stockholders of the Fund.

Following the Reorganizations, another fund, Brookfield Global Listed Infrastructure Income Fund Inc. (NYSE: INF), was reorganized into the Fund (also, a “Reorganization”). As a result of this Reorganization, common stockholders of INF received newly issued common shares of RA, par value $0.001 per share, the aggregate net asset value (not the market value) of which was equal to the aggregate net asset value (not the market value) of the common shares of INF held immediately prior to the Reorganization, less the costs of such Reorganization.

The Fund is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund is from its commencement of operations date on December 5, 2016, and there is no historical performance or other information to present for the Target Funds.

Risk Factors and Special Considerations

The information contained under the heading “Additional Fund Information—Additional Risk Factors” in the Fund’s Annual Report is incorporated herein by reference.

Investment Restrictions

The information contained under the heading “Additional Fund Information—Investment Restrictions” in the Fund’s Annual Report is incorporated herein by reference.

Management of the Fund

Directors and Officers

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors (the “Board of Directors” or the “Board”). The Board of Directors approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Adviser, the Fund’s Custodian and the Fund’s Transfer Agent. The day-to-day operations of the Fund are delegated to the Adviser, subject to the supervision of the Board of Directors.

The names and business addresses of the Directors and principal officers of the Fund are set forth in the following table, together with their positions and their principal occupations during the past five years and, in the case of the Directors, their positions with certain other organizations and companies.

Name, position(s), address(1) and year of birth	Term of office and length of time served(2)	Number of funds in Fund Complex overseen by Director(3)	Principal occupation(s) during past five years	Other directorships held by director during past five years(4)

INDEPENDENT DIRECTORS(5):

Heather S. Goldman Director, Member of the Audit Committee, Chair of the Nominating and Compensation Committee Born: 1967	Since inception(6)	9	CFO of My Flex Inc. an EQBR company (2022 – 2023).	Director/Trustee of several investment companies advised by the Adviser (2013 – Present).

Edward A. Kuczmarski Director, Independent Chair of the Board, Member of the Audit Committee, Member of the Nominating and Compensation Committee Born: 1949	Since inception(6)	9	Retired.	Director/Trustee of several investment companies advised by the Adviser (2011 – Present).

Stuart A. McFarland Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Born: 1947	Since inception(6)	9	Managing Partner of Federal City Capital Advisors (1997 – 2021).	Director/Trustee of several investment companies advised by the Adviser (2006 – Present); Director of Drive Shack Inc. (formerly, New Castle Investment Corp.) (2000 – 2023); Lead Independent Director of New America High Income Fund (2013 – Present); Director of New Senior Investment Group, Inc. (2014 – 2021); Director of Steward Partners (2017 – 2021).

William H. Wright II Director, Chair of the Audit Committee, Member of the Nominating and Compensation Committee Born: 1960	Since 2020	9	Retired.	Director/Trustee of several investment companies advised by the Adviser (2020 – Present); Advisory Director of Virtus Global Dividend & Income Fund, Virtus Global Multi-Sector Income Fund, Virtus Total Return Fund and Duff & Phelps Select Energy MLP Fund (2016 – 2019); Director of the Carlyle Group, TCG BDC I, Inc., TCG BDC II, Inc. and Carlyle Secured Lending III (2021 – Present).

Name, position(s), address(1) and year of birth	Term of office and length of time served(2)	Number of funds in Fund Complex overseen by Director(3)	Principal occupation(s) during past five years	Other directorships held by director during past five years(4)

Betty Whelchel Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Born: 1956	Since January 1, 2024(7)	9	US Head of Public Policy; Regulatory Affairs of BNP Paribas (2016 – 2019).	Director/Trustee of several investment companies advised by the Adviser (2024 – Present).

(1)	Address: Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York, 10281-1023, unless otherwise noted.
(2)	The Fund’s Board is divided into three classes. Each year the term of office of one class expires and the successor or successors elected to such class serve until the third succeeding annual meeting of shareholders and until their successors are duly elected and qualify.
(3)	The Brookfield fund complex ("Fund Complex") is comprised of the Fund, Brookfield Investment Funds (6 series of underlying portfolios), Oaktree Diversified Income Fund Inc., and Brookfield Infrastructure Income Fund Inc.
(4)	This column includes only directorships of companies required to report to the SEC under the 1934 Act (i.e., public companies) or other investment companies registered under the 1940 Act.
(5)	Directors who are not considered to be “interested persons” of the Fund as defined in the 1940 Act are considered to be “Independent Directors.”
(6)	The Fund was established on May 12, 2016, and commenced operations on December 5, 2016.
(7)	Ms. Betty Whelchel was appointed as an independent director/trustee of the Fund Complex effective January 1, 2024.

Name, position(s), address(1) and year of birth	Term of office and length of time served(2)	Number of funds in Fund Complex overseen by Director(3)	Principal occupation(s) during past five years	Other directorships held by director during past five years(4)

INTERESTED DIRECTOR/OFFICERS:

Brian F. Hurley Director and President Born: 1977	Director since March 29, 2024(5) President since inception(6)	9	President of several investment companies advised by the Adviser (2014 –Present); Secretary of an investment company advised by the Adviser (2023 – Present); Managing Director (2014 – Present) and General Counsel of the Adviser (2017 – Present); Managing Partner of Brookfield Asset Management Inc. (2016 – Present).	Director/Trustee of several investment companies advised by the Adviser (2024 – Present).
Casey P. Tushaus Treasurer Born: 1982	Since 2021	N/A	Treasurer of several investment companies advised by the Adviser (2021 – Present); Assistant Treasurer of several investment companies advised by the Adviser (2016 – 2021); Director of the Adviser (2021 – Present); Vice President of the Adviser (2014 – Present).	N/A
Craig A. Ruckman Secretary Born: 1977	Since 2022	N/A	Secretary of several investment companies advised by the Adviser (2022 – Present); Managing Director of the Adviser (2022 – Present); Director of Allianz Global Investors U.S. Holdings LLC (2016 – 2022); Assistant Secretary of 63 funds in the Allianz Global Investors Fund Complex (2017 – 2020); and Chief Legal Officer of Allianz Global Investors Distributors LLC (2019 – 2022).	N/A
Adam R. Sachs Chief Compliance Officer (“CCO”) Born: 1984	Since 2017	N/A	CCO of several investment companies advised by the Adviser (2017 – Present); Director of the Adviser (2017 – Present); CCO of Brookfield Investment Management (Canada) Inc. (2017 – Present).	N/A
Mohamed S. Rasul Assistant Treasurer Born: 1981	Since 2016	N/A	Assistant Treasurer of several investment companies advised by the Adviser (2016 – Present); Vice President of the Adviser (2019 – Present); Assistant Vice President of the Adviser (2014 – 2019).	N/A

(1)	Address: Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York, 10281-1023, unless otherwise noted.
(2)	Mr. Brian F. Hurley will hold office as Director for an indefinite term until the earliest of (i) the next meeting of stockholders, if any, called for the purpose of considering the election or re-election of Mr. Hurley and until the election and qualification of his successor, if any, elected at such meeting, or (ii) the date Mr. Hurley resigns or retires, or is removed by the Board or stockholders, in accordance with the Trust’s Bylaws and Declaration of Trust. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3)	The Fund Complex is comprised of the Fund, Brookfield Investment Funds (6 series of underlying portfolios), Oaktree Diversified Income Fund Inc., and Brookfield Infrastructure Income Fund Inc.
(4)	This column includes only directorships of companies required to report to the SEC under the 1934 Act (i.e., public companies) or other investment companies registered under the 1940 Act.
(5)	Mr. Brian F. Hurley was appointed as an interested director/trustee of the Fund Complex effective March 29, 2024.
(6)	The Fund was established on May 12, 2016, and commenced operations on December 5, 2016.

Additional Information Concerning our Board of Directors; Board Committees

The role of the Board

The Board provides oversight of the management and operations of the Fund. As is the case with virtually all investment companies (as distinguished from operating companies), the day-to-day management and operation of the Fund is the responsibility of various service providers to the Fund, such as the Fund’s investment adviser and administrator, the sub-administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Fund and its service providers. The Board has appointed senior employees of the Adviser as officers of the Fund, with responsibility to monitor and report to the Board on the Fund’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Fund’s operations. The Board has appointed a Chief Compliance Officer who administers the Fund’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Fund operations. From time to time, one or more members of the Board may also meet with management in less formal settings, between scheduled “Board meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Director is one of oversight and not of management of the day-to-day affairs of the Fund and its oversight role does not make the Board a guarantor of the Fund’s investments, operations or activities.

Board leadership structure

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, an Audit Committee, a Nominating and Compensation Committee, and a Qualified Legal Compliance Committee (the “QLCC”) (collectively, the “Committees”), which are discussed in greater detail below. Currently, five of the six members of the Board, including the Chairman of the Board, are Independent Directors, which are Directors that are not affiliated with the Adviser or its affiliates, and each of the Audit Committee, Nominating and Compensation Committee and QLCC are comprised entirely of Independent Directors. Each of the Independent Directors helps identify matters for consideration by the Board and the Chairman has an active role in the agenda setting process for Board meetings. The Audit Committee Chairman also has an active role in the agenda setting process for the Audit Committee meetings. The Fund’s Board has adopted Fund Governance Policies and Procedures to ensure that the Board is properly constituted in accordance with the 1940 Act and to set forth examples of certain of the significant matters for consideration by the Board and/or its Committees in order to facilitate the Board’s oversight function.

The Board has determined that its leadership structure is appropriate. In addition, the Board also has determined that the structure, function and composition of the Committees are appropriate means to provide effective oversight on behalf of Fund shareholders. The Independent Directors have engaged their own independent counsel to advise them on matters relating to their responsibilities to the Fund.

Board oversight of risk management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways. For example, the full Board receives and reviews reports from senior personnel of the Adviser (including senior compliance, financial reporting and investment personnel) or their affiliates regarding various types of risks, including, but not limited to, operational, compliance, investment, and business continuity risks, and how they are being managed. From time to time, the full Board meets with the Fund’s Chief Compliance Officer to discuss compliance risks relating to the Fund, the Adviser and the Fund’s other service providers. The Audit Committee supports the Board’s oversight of risk management in a variety of ways, including meeting regularly with the Fund’s Treasurer and with the Fund’s independent registered public accounting firm and, when appropriate, with other personnel employed by the Adviser to discuss, among other things, the internal control structure of the Fund’s financial reporting function and compliance with the requirements of the Sarbanes-Oxley Act of 2002. The Audit Committee also meets regularly with the Fund’s Chief Compliance Officer to discuss compliance and operational risks and receives reports from the Adviser’s internal audit group as to these and other matters.

Information about each director’s qualification, experience, attributes or skills

The Board believes that each of the Directors has the qualifications, experience, attributes and skills (“Director Attributes”) appropriate to serve as a Director of the Fund in light of the Fund’s business and structure. Certain of these business and professional experiences are set forth in detail in the table above. The Directors have substantial board experience or other professional experience and have demonstrated a commitment to discharging their oversight responsibilities as Directors. The Board, with the assistance of the Nominating and Compensation Committee, annually conducts a “self-assessment” wherein the performance of the Board and the effectiveness of the Board and the Committees are reviewed.

In addition to the information provided in the table above, below is certain additional information regarding each particular Director and certain of their Director Attributes. The information provided below, and in the table above, is not all-inclusive. Many Director Attributes involve intangible elements, such as intelligence, integrity and work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability toask incisive questions, and commitment to shareholder interests. In conducting its self-assessment, the Board has determined that the Directors have the appropriate attributes and experience to serve effectively as Directors of the Fund.

Edward A. Kuczmarski. Mr. Kuczmarski has financial accounting experience as a Certified Public Accountant. He also has served on the board of directors/trustees for several other investment management companies. In serving on these boards, Mr. Kuczmarski has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges. Mr. Kuczmarski serves as Chair of the Board of Directors, and is a member of the Nominating and Compensation Committee and Audit Committee.

Stuart A. McFarland. Mr. McFarland has extensive experience in executive leadership, business development and operations, corporate restructuring and corporate finance. He previously served in senior executive management roles in the private sector, including serving as the Executive Vice President and Chief Financial Officer of Fannie Mae and as the Executive Vice President and General Manager of GE Capital Mortgage Services, Corp. Mr. McFarland currently serves on the board of directors/trustees for various other investment management companies and non-profit entities, and was the Managing Partner of Federal City Capital Advisors. Mr. McFarland is a member of the Audit Committee and the Nominating and Compensation Committee.

Heather S. Goldman. Ms. Goldman has extensive experience in executive leadership, business development and marketing of investment vehicles similar to those managed by the Adviser. Ms. Goldman is a capital markets financial services and tech executive, who over a twenty-plus year career has worked in a senior capacity across a diverse array of firms in the private equity, investment management and commercial banking industries. She had previously served as head of global marketing for the Adviser, and as such has extensive knowledge of the Adviser, its operations and personnel. She also has experience working in other roles for the parent company of the Adviser. Prior to working with the Adviser, and for nearly five years, she acted as CEO and Chairman, co-founding and managing CapitalThinking, a financial services risk-management technology company in New York, New York. Ms. Goldman is a member of the Audit Committee and is Chair of the Nominating and Compensation Committee.

William H. Wright II. Mr. Wright has extensive experience in executive leadership, investment banking and corporate finance. He previously served as a Managing Director of Morgan Stanley until his retirement in 2010, having joined the firm in 1982. During his career in investment banking at Morgan Stanley, Mr. Wright headed the corporate finance execution group where he was responsible for leading and coordinating teams in the execution of complex equity offerings for multinational corporations. Following his career in investment banking, Mr. Wright served on the board of directors/trustees for various other investment management companies and non-profit entities. Mr. Wright is chairman of the Audit Committee and is a member of the Nominating and Compensation Committee.

Betty Whelchel. Ms. Whelchel has extensive experience in financial services law and regulation, international finance and public policy. She has held a number of senior management positions at international financial institutions, including serving as U.S. Head of Public Policy and Regulatory Affairs and U.S. General Counsel for BNP Paribas, Global General Counsel for Deutsche Asset Management and U.S. Deputy General Counsel for Deutsche Bank AG. She started her career in the General Counsel’s office of the U.S. Treasury Department, and worked as a lawyer with Shearman & Sterling in its New York and Tokyo offices, specializing in bank finance, mergers and acquisitions and joint ventures. Throughout her forty-two year career, Ms. Whelchel has been active in industry initiatives related to financial regulation and corporate governance, including the Committee on Capital Markets Regulation, the Executive Committee of the Institute of International Bankers Board of Trustees, and the Association of the Bar of the City of New York’s Special Task Force on the Lawyer’s Role in Corporate Governance. She has received numerous awards, including 2015 Legal 500 Individual of the Year in Financial Services and the 2013 Burton “Legend in the Law” Award. Ms. Whelchel is a member of the Audit Committee and the Nominating and Compensation Committee.

Brian F. Hurley.  Brian Hurley is a Managing Partner at Brookfield and General Counsel for the Adviser. In this role, he oversees the legal and compliance functions and is also actively involved in the Adviser’s investment funds business, including product and business development. Prior to joining Brookfield in 2010, Mr. Hurley was an attorney at Paul Hastings LLP and a member of its Investment Management Practice Group, where he focused his practice on representing investment advisers and various investment companies. Mr. Hurley earned a Juris Doctor degree from Columbia University and a Bachelor of Arts degree from the College of the Holy Cross.

Board Committees

The Fund has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Fund faces: the Audit Committee, the QLCC, and the Nominating and Compensation Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Fund’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that unforeseen risks may emerge in the future.

Audit Committee

The Audit Committee is comprised of Messrs. Wright, Kuczmarski, and McFarland and Mses. Goldman and Whelchel. It does not include any interested Directors. The Audit Committee meets regularly with respect to the various series of the Fund. The principal functions of the Audit Committee are to review the Fund’s audited financial statements, to select the Fund’s independent auditors, to review with the Fund’s auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in connection therewith. During the Fund’s fiscal year ended December 31, 2023, the Audit Committee held four Committee meetings.

The Audit Committee also serves as the QLCC for the Fund for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer’s attorney who becomes aware of evidence of a material violation by the Fund, or by any officer, Director, employee, or agent of the Fund, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC meets as needed, and did not meet during the fiscal year ended December 31, 2023.

Nominating and Compensation Committee

The Nominating and Compensation Committee is comprised of Messrs. Kuczmarski, McFarland and Wright and Mses. Goldman and Whelchel. The function of the Fund’s Nominating and Compensation Committee is to recommend candidates for election to its Board as Independent Directors. The Fund’s Nominating and Compensation Committee evaluates each candidate’s qualifications for Board membership and their independence from the Adviser and other principal service providers. The Nominating and Compensation Committee will consider nominees recommended by stockholders who, separately or as a group, own at least one percent of the Fund’s shares. The Nominating and Compensation Committee held three meetings during the current fiscal year ended December 31, 2023.

Board Meetings

The Fund’s Board held four regular meetings and two special meetings during the 12-month period ended December 31, 2023. During the fiscal year ended December 31, 2023, each Director attended at least 75% of the aggregate of the meetings of the Fund’s Board of Directors. The Fund’s Fund Governance Policies and Procedures provide that the Chair of the Board, who is elected by the Independent Directors, will preside at each executive session of the Board, or if one has not been designated, the chairperson of the Nominating and Compensation Committee shall serve as such.

Director Beneficial Share Ownership

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by each Director and the aggregate dollar range of equity securities in the Fund Complex beneficially owned by each Director as of December 31, 2023.

Name of director	Aggregate dollar range of equity securities held in the Fund*(1)	Aggregate dollar range of equity securities held in family of investment companies*(1)(2)
Interested Director:
Brian F. Hurley(3)	C	C
Independent Director:
Heather S. Goldman	C	D
Edward A. Kuczmarski	D	D
Stuart A. McFarland	E	E
William H. Wright II	A	A
Betty Whelchel(4)	A	A

*Key to Dollar Ranges

A. None

B. $1 - $10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. Over $100,000

All shares were valued as of December 31, 2023.

(1)	This information has been furnished by each Director as of December 31, 2023. “Beneficial Ownership” is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act.
(2)	The aggregate dollar range of equity securities owned by each Director of all funds overseen by each Director in the Adviser’s family of investment companies as of December 31, 2023. As of the date of this SAI, the Fund Complex is comprised of the Fund, Brookfield Investment Funds (6 series of underlying portfolios), Oaktree Diversified Income Fund Inc. and Brookfield Infrastructure Income Fund Inc.
(3)	Mr. Brian F. Hurley was appointed as an interested director/trustee of the Fund Complex effective March 29, 2024.
(4)	Ms. Betty Whelchel was appointed as an independent director/trustee of the Fund Complex effective January 1, 2024.

As of December 31, 2023, none of the Independent Directors nor members of their immediate families, own securities beneficially or of record in the Adviser or any affiliate thereof. Accordingly, neither the Independent Directors nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Directors nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser or any affiliate thereof was a party.

Remuneration of Directors and Officers

No remuneration was paid by the Fund to persons who were directors, officers or employees of the Adviser or any affiliate thereof for their services as Directors or officers of the Fund. Each Director of the Fund, other than those who are officers or employees of the Adviser or any affiliate thereof, was entitled to receive from the Fund a Fund Complex fee. For the fiscal year ended December 31, 2023, the aggregate annual retainer paid to each Independent Director of the Board for the Fund Complex was $225,000. Effective January 1, 2024, the aggregate annual retainer paid to each Independent Director of the Board for the Fund Complex is $250,000. The Independent Chair of the Fund receives an additional payment of $55,000 per year. The Chair of the Audit Committee receives an additional payment of $50,000 per year. The Chair of the Nominating and Compensation Committee receives an additional payment of $15,000 per year. The Independent Directors also receive reimbursement from the Fund for expenses incurred in connection with attendance at regular meetings. The Fund does not have a pension or retirement plan. No other entity affiliated with the Fund pays any compensation to the Directors.

Compensation Table

Name of person and position	Aggregate compensation from the Fund		Total compensation from the Fund and Fund Complex(1)
Interested Director:
Brian F. Hurley(2)	$	N/A	$	N/A
Independent Director:
Heather S. Goldman		$60,081		$235,000
Edward A. Kuczmarski		$68,991		$270,000
Stuart A. McFarland		$57,493		$225,000
William H. Wright II		$67,714		$265,000
Betty Whelchel(3)	$	N/A	$	N/A

(1)	Represents the total compensation paid to such persons during the fiscal year ended December 31, 2023, by investment companies or portfolios thereof that are considered part of the Fund Complex. The total does not include, among other things, out-of-pocket Director expenses. The number in parentheses represents the number of investment companies (including the Fund) and portfolios as of December 31, 2023 thereof from which such person receives compensation and which are considered part of the Fund Complex.
(2)	Mr. Brian F. Hurley was appointed as an interested director/trustee of the Fund Complex effective March 29, 2024.
(3)	Ms. Betty Whelchel was appointed as an independent director/trustee of the Fund Complex effective January 1, 2024. As a result, she received no compensation from the Fund Complex for the fiscal year ended December 31, 2023.

Indemnification of Officers and Directors; Limitations on Liability

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Fund’s Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Fund’s charter (the “Charter”) authorizes the Fund, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate the Fund to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Fund and, at the Fund’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, manager or managing member from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding.

The Fund’s bylaws (as amended from time to time, the “Bylaws”) obligate the Fund, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Fund and, at the Fund’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, manager or managing member and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Fund to indemnify and advance expenses to any individual who served any predecessor of the Fund in any of the capacities described above and any employee or agent of the Fund or a predecessor of the Fund, if any.

Maryland law requires a corporation (unless its charter provides otherwise, which the Fund’s Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to pay or reimburse reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

In accordance with the 1940 Act, the Fund will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Investment Advisory and Administrative Arrangements

Brookfield Public Securities Group LLC (the “Adviser” or “PSG”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser and administrator to the Fund. Founded in 1989, the Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, an unlimited liability company formed under the laws of British Columbia, Canada (“BAM ULC”). Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 75% interest in BAM ULC, while Brookfield Asset Management Ltd., a publicly traded company (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management”), holds a 25% interest in BAM ULC. Brookfield Asset Management is a leading global alternative asset manager focused on real estate, renewable power, infrastructure and private equity, with assets under management over $850 billion as of December 31, 2023. In addition to Brookfield Investment Funds (the “Trust”), the Adviser’s clients include financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net-worth investors. The Adviser specializes in global listed real assets strategies and its investment philosophy incorporates a value-based approach towards investment. The Adviser also provides advisory services to several other registered investment companies. As of December 31, 2023, the Adviser and its affiliates had approximately $22 billion in assets under management. The Adviser’s principal offices are located at Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York 10281-1023.

The Adviser has also entered into a sub-advisory agreement with Oaktree Fund Advisors, LLC (the “Sub-Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Sub-Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Oaktree Capital Group, LLC (“OCG,” together with OCM and the Sub-Adviser, “Oaktree”). Oaktree was formed in April 1995 and is a leading global investment management firm headquartered in Los Angeles, California, with more than 1,260 employees throughout offices in 25 cities worldwide. As of December 31, 2023, OCM had approximately $189 billion in assets under management. Oaktree’s senior executives and investment professionals have focused on less efficient markets and alternative investments for the past 38 years. Oaktree emphasizes an opportunistic, value-oriented approach to investments in distressed debt, corporate debt (including mezzanine finance, direct lending, high yield debt and senior loans), control investing, convertible securities, real estate, listed equities and multi-strategy solutions.

Oaktree’s competitive advantages include its experienced team of investment professionals, a global platform and a unifying investment philosophy. This investment philosophy — the six tenets of which are risk control, consistency, market inefficiency, specialization, bottom-up analysis and disavowal of market timing — is complemented by a set of core business principles that articulate Oaktree’s commitment to excellence in investing; commonality of interests with clients; a collaborative and cooperative culture; and a disciplined, opportunistic approach to the expansion of offerings. As a result of consistent application of our philosophy and principles, Oaktree has earned a large and distinguished clientele. Among Oaktree’s clients are 65 of the 100 largest U.S. pension plans, more than 550 corporations around the world, 39 of the 50-state retirement plans in the United States, over 300 endowments and foundations globally, and 18 sovereign wealth funds.

Oaktree’s expertise in investing across the capital structure has allowed Oaktree to cultivate a diversified mix of global investment strategies in four categories: credit, private equity, real assets and listed equities. Importantly, the expansion of Oaktree’s strategies has been achieved primarily through “step-outs” into highly related fields, based on identifying markets that (a) Oaktree believes have the potential for attractive returns, and (b) can be exploited in a manner consistent with the firm’s philosophy focused on risk control.

In 2019, the Adviser acquired a majority interest in Oaktree. Together, Brookfield and Oaktree provide investors with one of the most comprehensive offerings of alternative investment products available today. While partnering to leverage one another’s strengths, Oaktree operates as an independent business within the Brookfield family, with its own product offerings and investment, marketing, and support teams. As of December 31, 2023, the Sub-Adviser had approximately $9.5 billion under management.

Oaktree’s primary firm-wide goal is to achieve attractive returns while bearing less than commensurate risk. Oaktree believes that it can achieve this goal by taking advantage of market inefficiencies in which financial markets and their participants fail to accurately value assets or fail to make available to companies the capital that they reasonably require.

PSG serves as the Adviser of the Fund while the Sub-Adviser provides sub-advisory services with respect to the securitized products allocation of the Fund. As Adviser, PSG manages the Fund’s investments outside of securitized products and has oversight responsibilities over the securitized products allocation managed by Oaktree. Mr. Larry Antonatos, the lead portfolio manager of the Fund, and Messrs. Christopher Janus and Gaal Surugeon are jointly and primarily responsible for the day-to-day management of the Fund, including the authority to adjust the strategic allocation of assets between corporate credit, securitized credit and equity securities. In managing the corporate credit, securitized credit and equity investment sleeves of the Fund, Messrs. Antonatos, Janus and Surugeon leverage the expertise of their colleagues on PSG’s investment teams, as well as the securitized credit investment teams at Oaktree.

The Advisory Agreement and the Sub-Advisory Agreement were most recently approved by a majority of the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act), at a meeting of the Board of Directors held on May 19, 2023. The Advisory Agreement and the Sub-Advisory Agreement continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (i) the Board or (ii) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Directors who are not “interested persons” (as defined pursuant to the 1940 Act) of the Fund or the Adviser, as applicable, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement and the Sub-Advisory Agreement are each terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares, or by the Adviser or the Sub-Adviser, respectively, upon not less than 60 days’ notice with respect to each agreement. Each of the Advisory Agreement and the Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

As compensation for its services and the related expenses the Adviser bears, the Adviser is compensated for its services and its related expenses at an annual rate of 1.00% of the Fund’s average daily total Managed Assets payable monthly in arrears. The Adviser, not the Fund, is responsible for any fees due to Oaktree.

As compensation for its sub-advisory services, the Adviser has agreed to pay the Sub-Adviser a monthly fee, computed and accrued daily, based on an annual rate of (i) 0.385% of the Fund’s average daily Managed Assets multiplied by (ii) a fraction, the numerator of which is the average daily total assets comprising the sleeve for such period and the denominator of which is the average daily total assets comprising the Fund for such period.

Advisory Fees Earned by the Adviser

For the Year Ended:	Earned by the Adviser
December 31, 2023	$10,595,836
December 31, 2022	$13,037,324
December 31, 2021	$13,183,989

A discussion regarding the basis of the Board’s most recent approval of the Advisory Agreement and the Sub-Advisory Agreement is available in the Fund’s semi-annual report for the period ended June 30, 2023.

Pursuant to an administration agreement (the “Administration Agreement”), the Adviser provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement. For its services under the Administration Agreement, the Adviser receives from the Fund an annual fee equal to 0.15% of the Fund’s Managed Assets.

Sub-Adviser

As discussed above, the Adviser has entered into the Sub-Advisory Agreement with the Sub-Adviser. The Adviser leverages the expertise of Oaktree to manage a portion of the Fund’s securitized credit allocation, with a focus on its investments in commercial mortgage-backed securities and related assets. As investment adviser, PSG determines, and has oversight responsibility for, the Fund’s securitized credit allocations managed by the Sub-Adviser.

Sub-Administrator

Pursuant to a sub-administration agreement (the “Sub-Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Sub-Administrator”), 1201 South Alma School Road, Suite 3000, Mesa, Arizona 85210, acts as the Sub-Administrator to the Fund. USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Fund of all documents required to be filed for compliance by the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value per share and yield; responding to stockholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Portfolio Manager Information

The information below provides additional information regarding the individuals identified in the Prospectus as responsible for day-to-day management of the Fund (collectively, the “Portfolio Managers”). All asset information is as of December 31, 2023.

The table below shows the number of other accounts managed by the Portfolio Managers of the Adviser, and sub-adviser, and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

PSG

Name of Portfolio Manager	Type of accounts	Total number of accounts managed	Total assets (in millions)	Number of accounts managed with advisory fee based on performance	Total assets with advisory fee based on performance
Larry Antonatos	Registered Investment Companies:	3	$976.0	-	$-
	Other Pooled Investment Vehicles:	7	$1,133.3	1	$64.9
	Other Accounts:	4	$347.9	1	$46.7
Chris Janus	Registered Investment Companies:	-	$-	-	$-
	Other Pooled Investment Vehicles:	-	$-	-	$-
	Other Accounts:	9	$5,627.1	-	$-
Gaal Surugeon	Registered Investment Companies:	3	$976.0	-	$-
	Other Pooled Investment Vehicles:	7	$1,133.3	1	$64.9
	Other Accounts:	4	$347.9	1	$46.7

Oaktree

Name of portfolio manager	Type of accounts	Total number of accounts managed	Total assets (in millions)	Number of accounts managed with advisory fee based on performance	Total assets with advisory fee based on performance
Justin Guichard	Registered Investment Companies:	-	$-	-	$-
	Other Pooled Investment Vehicles:	5	$4,594.1	4	$4,369.4
	Other Accounts:	11	$2,538.6	7	$772.4

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when the Portfolio Managers also have day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

Allocation of limited time and attention. As indicated above, each Portfolio Manager manages multiple accounts. As a result, a Portfolio Manager will not be able to devote all of his time to management of the Fund. A Portfolio Manager, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for the Fund as might be the case if he were to devote all of his attention to the management of only the Fund.

Allocation of limited investment opportunities. As indicated above, each Portfolio Manager manages accounts with investment strategies and/or policies that are similar to the Fund. If a Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser and its affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

Pursuit of differing strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which the manager exercises investment responsibility, or may decide that certain of these funds or accounts should take differing positions with respect to a particular security. In these cases, a Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts. For example, the sale of a long position or establishment of a short position by an account may impair the price of the same security sold short by (and therefore benefit) the Adviser and its affiliates, or other accounts, and the purchase of a security or covering of a short position in a security by an account may increase the price of the same security held by (and therefore benefit) the Adviser and its affiliates, or other accounts.

Selection of broker/dealers. A Portfolio Manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he supervises. In addition to providing execution of trades, some brokers and dealers provide portfolio managers with brokerage and research services which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals) the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for the Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Variation in compensation. A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that he manages. If the structure of the Adviser’s management fee or a Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance based management fees), the Portfolio Manager may be motivated to favor certain accounts over others. A Portfolio Manager also may be motivated to favor accounts in which he has investment interests, or in which the Adviser or its affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence a Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if a Portfolio Manager manages accounts which have performance fee arrangements, certain portions of his compensation will depend on the achievement of performance milestones on those accounts. A Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser and the Fund have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

Compensation of PSG Portfolio Managers

Each PSG Portfolio Manager is compensated based on the scale and complexity of his portfolio responsibilities, the total return performance of funds and accounts managed by the Portfolio Manager on an absolute basis and when compared to appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their portfolio teams and the teamwork displayed in working with other members of their firm. Since each Portfolio Manager is responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted among performance, management and teamwork. Base compensation for each Portfolio Manager varies in line with their seniority and position. The compensation of a Portfolio Manager with other job responsibilities (such as acting as an executive officer of their firm or supervising various departments) includes consideration of the scope of such responsibilities and the Portfolio Manager’s performance in meeting them. The Adviser seeks to compensate each Portfolio Manager commensurate with their responsibilities and performance, and that is competitive with other firms within the investment management industry. Salaries, bonuses and stock based compensation also are influenced by the operating performance of their respective firms and their parent companies. While the salaries of each Portfolio Manager is comparatively fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year. Bonuses are determined on a discretionary basis by the senior executives of their respective firm and measured by individual and team-oriented performance guidelines. The amount of the Long Term Incentive Plan (LTIP) is approved annually and there is a rolling vesting schedule to aid in retention of key people. A key component of this program is achievement of client objectives in order to properly align interests with our clients. Further, the incentive compensation of all investment personnel who work on each strategy is directly tied to the relative performance of the strategy and its clients.

The compensation structure of each Portfolio Manager and other investment professionals has four primary components:

●	A base salary;

●	An annual cash bonus;

●	If applicable, long-term compensation consisting of restricted stock units or stock options of the Adviser’s ultimate parent company, Brookfield Asset Management Inc.; and

●	If applicable, long-term compensation consisting of restricted stock units in private funds managed by the investment professional.

Each Portfolio Manager also receives certain retirement, insurance and other benefits that are broadly available to all employees. Compensation of each Portfolio Manager is reviewed on an annual basis by senior management.

Compensation of Oaktree Portfolio Managers

The compensation structure of the Oaktree portfolio managers is determined by Oaktree in accordance with its own internal policies. All portfolio managers receive a salary that is capped so that a significant portion of their compensation is derived from their bonus, which is a function of Oaktree’s profitability and the portfolio manager’s responsibilities and performance, and equity participation as one of the most senior employees. No portfolio manager’s compensation is specifically dependent on the performance of the fund that they manage, on an absolute basis or relative to a specific benchmark. No portfolio manager is compensated based on the growth of a fund’s, or any other clients’, assets except to the extent that such growth contributes to Oaktree’s overall asset growth, which in turn contributes to its overall profitability. Portfolio managers do not receive a percentage of the revenue earned on any client portfolios, and their compensation is not increased or decreased specifically as a result of any performance fee that may be earned by Oaktree with respect to the funds or accounts they manage.

Ownership of Securities

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund’s Portfolio Managers:

Portfolio Manager	Dollar Range of Equity Securities Held in the Fund*
Larry Antonatos	None
Chris Janus	None
Gaal Surugeon	None
Justin Guichard	None

* Key to Dollar Ranges

A. None

B. $1 - $10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. $100,001 - $500,000

F. $500,001 - $1,000,000

G. over $1,000,000

All shares were valued as of December 31, 2023.

Beneficial Ownership

From time to time, the number of shares held in “street name” accounts of various securities dealers for the benefit of their clients may exceed 5% of the outstanding shares of the Fund. To the knowledge of the Fund’s management based on public filings, as of March 28, 2024, there were no other entities known to own of record or beneficially 5% or more of the outstanding shares of the Fund, except as shown in the following table:

Name and Address	Title of Class	Amount of Shares and Nature of Ownership(1)	Percent of Class
Morgan Stanley Smith Barney LLC New York, NY 10004-1965	Common shares	2,614,590 (record)	5.06%

(1)       As reported on Form 13F, filed with the SEC on February 13, 2024.

As of March 28, 2024, the Directors and Officers of the Fund, owned in the aggregate less than 1% of the common shares.

Portfolio Holdings Information

The Fund’s portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2)  the day next following the day such information is posted on the Fund’s website. The Fund’s publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1.            Complete portfolio holdings disclosed in the Fund’s semi-annual or annual reports and filed with the SEC on Form N-CSR.

2.            Complete portfolio holdings disclosed in the Fund’s first and third fiscal quarter reports that are filed with the SEC on Form N-PORT.

Non-Public Portfolio Holdings

Disclosure of the Fund’s non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to the Fund’s policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within the Fund’s legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. These policies and procedures must be followed when disclosing the Fund’s portfolio holdings to any party when such disclosure would provide information more current than the Fund’s most recent publicly available portfolio holdings. In addition, neither the Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund’s non-public portfolio holdings.

Service providers. A service provider or other third party that receives information about the Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., Adviser, auditors, Custodian, administrator, sub-administrator, transfer agent, counsel to the funds or the independent directors, pricing services, broker dealer, financial printers or proxy voting services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to, either by written agreement or by virtue of their duties to the Fund, a duty of confidentiality and a duty not to use the information for trading. In addition, information may be disclosed to the Fund’s pricing services, ICE Data Services and Bloomberg L.P., and the Fund’s financial printers, Merrill Corporation and Donnelley Financial Solutions.

Rating and ranking organizations. Any Fund officer may provide the Fund’s non-public portfolio holdings to a rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading. The Fund currently has ongoing arrangements with Lipper and Morningstar by which their third parties receive portfolio holdings information routinely.

Other recipients. Requests for information concerning portfolio holdings that cannot be answered via the disclosures: annual and semi-annual reports, and not already disclosed in the public domain as required through filings with the SEC, must first be submitted for consideration to the Fund’s Chief Compliance Officer. The recipient is required to sign a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the Fund’s Chief Compliance Officer. If the Fund’s Chief Compliance Officer concludes that disclosing the information serves a legitimate business purpose and is in the best interests of stockholders, such conclusions will be documented in writing. A written response containing the requested information will then be prepared and approved by the Fund’s Chief Compliance Officer. The Fund’s Chief Compliance Officer will report such disclosures to the Fund’s Board at the next scheduled board meeting.

Media. Non-public portfolio holdings may not be disclosed to members of the media.

Waivers of restrictions. The Fund’s policy may not be waived, or exceptions made, without the consent of the Fund’s Chief Compliance Officer. All waivers and exceptions will be disclosed to the Fund’s Board no later than its next regularly scheduled quarterly meeting.

Conflicts of interest. If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Fund’s stockholders and the interests of the Fund’s service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board review. As part of the annual review of the compliance policies and procedures of the Fund, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

Distributions and Dividends

The Fund intends to distribute to common stockholders all or a portion of its net investment income monthly and net realized capital gains, if any, at least annually. Under normal market conditions, the Fund intends to distribute substantially all of its distributable cash flows, less Fund expenses, to stockholders monthly. Various factors will affect the level of the Fund’s investment company taxable income, such as its asset mix. Distributions may be paid to the holders of the Fund’s common shares if, as and when authorized by the Board of Directors and declared by the Fund out of assets legally available therefor. To permit the Fund to maintain more stable monthly distributions, it may from time to time distribute less than the entire amount of income earned in a particular period, with the undistributed amount being available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned during that period. Because the Fund’s income will fluctuate and the Fund’s distribution policy may be changed by the Board of Directors at any time, there can be no assurance that the Fund will pay distributions or dividends.

In the event that the total distributions on the Fund’s shares exceed the Fund’s current and accumulated earnings and profits allocable to such shares, the excess distributions will generally be treated as a tax-free return of capital (to the extent of the stockholder’s tax basis in the shares). Stockholders should not assume that the source of a distribution from the Fund is net profit or income. Distributions sourced from paid-in capital should not be considered the current yield or the total return from an investment in the Fund. The amount treated as a tax-free return of capital will reduce a stockholder’s adjusted tax basis in the common shares, thereby increasing the stockholder’s potential taxable gain or reducing the potential loss on the sale of the shares.

On September 30, 2015, the SEC granted the Adviser, on behalf of itself and certain funds an order granting an exemption from Section 19(b) of and Rule 19b-1 under the 1940 Act to conditionally permit the Fund to make periodic distributions of long-term capital gains with respect to the Fund’s outstanding common stock as frequently as twelve times each year, so long as it complies with the conditions of the order and maintains in effect a distribution policy with respect to its common shares calling for periodic distributions of an amount equal to a fixed amount per share, a fixed percentage of market price per share or a fixed percentage of the Fund’s net asset value per share (a “Managed Dividend Policy”). In connection with any implementation of a Managed Dividend Policy pursuant to the order, the Fund would be required to:

●	implement certain compliance review and reporting procedures with respect to the Managed Dividend Policy;

●	include in each notice to stockholders that accompanies distributions certain information in addition to the information currently required by Section 19(a) of and Rule 19a-1 under the 1940 Act (“19(a) Notice”);

●	include certain disclosure regarding the Managed Dividend Policy on the inside front cover of each annual and semi-annual report to stockholders;

●	provide the Fund’s total return in relation to changes in NAV in the financial highlights table and in any discussion about the Fund’s total return in each prospectus and annual and semi-annual report to stockholders;

●	include the information contained in each 19(a) Notice in any communication (other than a communication on Form 1099) about the Managed Dividend Policy or distributions under the Managed Dividend Policy by the Fund, or agents that the Fund has authorized to make such communication on the Fund’s behalf, to any Fund common stockholders, prospective common stockholder or third-party information provider;

●	issue, contemporaneously with the issuance of any 19(a) Notice, a press release containing the information in the 19(a) Notice and will file with the SEC the information contained in such 19(a) Notice and other required disclosures, as an exhibit to its next report to stockholders;

●	post prominently a statement on its website containing the information in each 19(a) Notice and other required disclosures, and will maintain such information on the website for at least 24 months; and

●	take certain steps to ensure the delivery of the 19(a) Notice to beneficial owners whose Fund shares are held through a financial intermediary.

In addition, if the Fund’s common shares were to trade at a significant premium to NAV following the implementation of a Managed Dividend Policy, and certain other circumstances were present, the Fund’s Board of Directors would be required to determine whether to approve or disapprove the continuation, or continuation after amendment, of the Managed Dividend Policy. Finally, if the Fund implemented a Managed Dividend Policy pursuant to the order, it would not be permitted to make a public offering of common shares other than:

●	a rights offering below NAV to holders of the Fund’s common shares;

●	an offering in connection with a dividend reinvestment plan, merger, consolidation, acquisition, spin-off or reorganization of the Fund; or

●	an offering other than those described above, unless, with respect to such other offering:

o	the Fund’s average annual distribution rate for the six months ending on the last day of the month ended immediately prior to the most recent distribution record date, expressed as a percentage of NAV per share as of such date, is no more than one percentage point greater than the Fund’s average annual total return for the five-year period (or the period since the Fund’s first public offering, if less than five years) ending on such date; and

o	the transmittal letter accompanying any registration statement filed with the SEC in connection with such offering discloses that the Fund has received an order under Section 19(b) of the 1940 Act to permit it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred shares that such fund may issue.

The relief described above will expire on the effective date of any amendment to Rule 19b-1 under the 1940 Act that provides relief permitting certain closed-end investment companies to make periodic distributions of long-term capital gains with respect to their outstanding common stock as frequently as twelve times each year.

Under a Managed Dividend Policy, if, for any distribution, undistributed net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s other assets. In addition, in order to make such distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

Portfolio Transactions

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker dealers are eligible to execute the Fund’s portfolio transactions. The Fund does not intend to use any affiliated broker dealers.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as: the price of the security; the commission rate; the execution capability, including execution speed and reliability; trading expertise and knowledge of the other side of the trade; reputation and integrity; market depth and available liquidity; recent order flow; timing and size of an order; and other factors. In those instances where it is reasonably determined that more than one broker dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the 1934 Act, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund paid the following aggregate amounts in brokerage commissions on the Fund’s securities purchased. All of the commissions were paid to entities not affiliated with the Fund or the Adviser.

Brokerage Commissions

For the Fiscal Year Ended:	Aggregate brokerage commissions paid
December 31, 2023	$371,927
December 31, 2022	$637,263
December 31, 2021	$674,684

During its last fiscal year, the Fund did not participate in any directed brokerage arrangements. During its last fiscal year, the Fund did not purchase or hold securities of its regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents.

Portfolio Turnover

The information contained under the heading “Additional Fund Information—Portfolio Turnover” in the Fund’s Annual Report is incorporated herein by reference.

Taxation

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and its stockholders. Except as expressly provided otherwise, this discussion assumes you are a U.S. person (as defined for U.S. federal income tax purposes) and that you hold your common shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. No attempt is made to discuss state, local or foreign tax consequences to investors in the Fund, nor to present a detailed explanation of all federal tax concerns affecting the Fund and its stockholders (including stockholders owning large positions in the Fund).

The discussions set forth herein and in the Prospectus do not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Fund.

Taxation of the Fund

The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

(i)	The Fund must derive in each taxable year at least 90% of its gross income from the following sources, which are referred to herein as “Qualifying Income”: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in clause (a) above (each, a “Qualified Publicly Traded Partnership”).

(ii)	The Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers (other than the securities of other regulated investment companies)that the Fund controls (by owning 20% or more of the outstanding voting securities of such issuer) and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

Income from the Fund’s investments in grantor trusts that are not Qualified Publicly Traded Partnerships (if any) will be Qualifying Income to the extent it is attributable to items of income of such trust that would be Qualifying Income if earned directly by the Fund. The Fund’s investments in partnerships, including in Qualified Publicly Traded Partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its stockholders, provided that it distributes each taxable year at least the sum of (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest income (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income at least annually. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its stockholders. There can be no assurance that the Fund’s distributions will be sufficient to eliminate all taxes in all periods.

The Code imposes a 4% nondeductible federal excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year, payable to stockholders of record on a date during such a month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received by the Fund’s stockholders on December of the year the distributions are declared, rather than when the distributions are actually received.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to stockholders, and such distributions will be taxable to the stockholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Such dividends, however, would be eligible (provided certain holding period and other requirements are met) (i) to be treated as qualified dividend income in the case of individual stockholders and (ii) for the dividends received deduction in the case of corporate stockholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before qualifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions (including the dividends received deduction, if any), (ii) convert lower taxed long-term capital gains and qualified dividend income, if any, into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. The Fund will monitor its transactions and may make certain tax elections and may be required to borrow money or dispose of securities to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Gain or loss on the sale of securities by the Fund will generally be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

The premium received by the Fund for writing a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

The Fund’s transactions in foreign currencies, forward contracts, options, futures contracts (including options and futures contracts on foreign currencies) and short sales, to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions,” “straddles” and “constructive sales”) that may, among other things, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to common stockholders. Certain of these provisions may also (a) require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), (b) cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes, (c) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income and/or (d) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment.

The Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

If the Fund purchases shares in certain foreign investment entities called passive foreign investment companies (“PFICs”), the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the stockholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax (if certain information is made available) and the additional charges, but such elections generally accelerate the recognition of income without the receipt of cash. Dividends paid by PFICs are not treated as qualified dividend income, as discussed below under “Taxation of Stockholders.”

If the Fund invests in the stock of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on its distributed income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the stockholders.

The Fund may invest in debt obligations purchased at a discount, with the result that the Fund may be required to accrue income for U.S. federal income tax purposes before amounts due under the obligations are paid (with such accrued income increasing the amount the Fund must distribute in order to qualify as a regulated investment company or avoid the 4% excise tax). The Fund may also invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities (“high yield securities”). All or a portion of the interest payments on such high yield securities may be treated as dividends for certain U.S. federal income tax purposes.

Under section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities or expenses are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat foreign income taxes paid by it as paid by its stockholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make such an election, stockholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction (subject to limitations which may be significant) or as a foreign tax credit (subject to limitations which may be significant) against their U.S. federal income liability. Shortly after any year for which it makes such an election, the Fund will report to its stockholders the amount per share of such foreign income tax that must be included in each stockholder’s gross income and the amount that may be available for the deduction or credit.

Taxation of Stockholders

The Fund will either distribute or retain for reinvestment all or part of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss). If any such gain is retained, the Fund will be subject to U.S. federal income tax at regular corporate rates on such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its stockholders, each of whom (i) will be required to include in income for tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its common shares of the Fund by the excess of the amount described in clause (i) over the amount described in clause (ii).

Distributions paid by the Fund from its investment company taxable income, which includes net short-term capital gain, generally are taxable as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in Fund shares. Such distributions (if reported by the Fund) may, however, qualify (provided holding period and other requirements are met by both the Fund and the stockholder) (i) for the dividends received deduction available to corporations, but only to the extent that the Fund’s income consists of dividend income from U.S. corporations and (ii) in the case of individual stockholders, as qualified dividend income eligible to be taxed at long-term capital gain rates to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations. There can be no assurance as to what portion, if any, of the Fund’s distributions will qualify for favorable treatment as qualified dividend income.

Distributions of net capital gain reported as capital gain distributions, if any, are taxable to stockholders at rates applicable to long-term capital gain, whether paid in cash or reinvested in Fund shares, and regardless of how long the stockholder has held the Fund’s common shares. Capital gain distributions are not eligible for the dividends received deduction.

If, for any calendar year, the total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a stockholder’s tax basis in the common shares. The amount treated as a tax-free return of capital will reduce a stockholder’s tax basis in the common shares, thereby increasing such stockholder’s potential gain or reducing his or her potential loss on the sale of the common shares. Any amounts distributed to a stockholder in excess of his or her basis in the common shares will be taxable to the stockholder as capital gain (assuming your common shares are held as a capital asset). The Fund may make distributions that are taxable even during periods in which the Fund’s share price has declined.

Stockholders may be entitled to offset their capital gain distributions (but not distributions eligible for qualified dividend income treatment) with capital losses. There are a number of statutory provisions affecting when capital losses may be offset against capital gain, and limiting the use of losses from certain investments and activities. Accordingly, stockholders with capital loss are urged to consult their tax advisers.

Upon a sale, exchange or other disposition of common shares, a stockholder will generally realize a taxable gain or loss equal to the difference between the amount of cash and the fair market value of other property received and the stockholder’s adjusted tax basis in the common shares. Such gain or loss will be treated as long-term capital gain or loss if the common shares have been held for more than one year. Any loss realized on a sale or exchange of common shares of the Fund will be disallowed to the extent the common shares disposed of are replaced by substantially identical common shares within a 61-day period beginning 30 days before and ending 30 days after the date that the common shares are disposed of. In such a case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss.

Dividends and net capital gains are generally subject to a 3.8% federal tax on net investment income for stockholders whose gross income exceeds $200,000 for single filers and $250,000 for joint filers.

Any loss realized by a stockholder on the sale of Fund common shares held by the stockholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gain distributions received by the stockholder (or amounts credited to the stockholder as an undistributed capital gain) with respect to such common shares. Ordinary income distributions and capital gain distributions also may be subject to state and local taxes. Stockholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax), state, local or foreign tax consequences to them of investing in the Fund.

A stockholder that is a nonresident alien individual or a foreign corporation (a “foreign investor”) generally will be subject to U.S. withholding tax at the rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends (except as discussed below). Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met. Foreign investors should consult their tax advisers regarding the tax consequences of investing in the Fund’s common shares.

Foreign Account Tax Compliance Act (“FATCA”)

Properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% stockholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). Depending on its circumstances, however, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign investor will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of common shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts. There can be no assurance as to what portion of the Fund’s distributions will qualify for favorable treatment as qualified net interest income or qualified short-term capital gains.

A 30% withholding tax on the Fund’s distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to distributions from the Fund. Under proposed Treasury regulations, which may be relied upon until final Treasury regulations are published, there is no FATCA withholding on gross proceeds from the sale or disposition of Fund shares or on certain capital gains distributions. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

Backup Withholding

The Fund may be required to backup withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to certain non-exempt stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding, currently at a rate of 24%, is not an additional tax. Any amounts withheld may be refunded or credited against such stockholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action, either prospectively or retroactively. Tax consequences are not the Fund’s primary consideration in implementing its investment strategy. Persons considering an investment in common shares of the Fund should consult their own tax advisers regarding the purchase, ownership and disposition of Fund common shares.

General Information

Book-Entry-Only Issuance

The Depository Trust Company (“DTC”) will act as securities depository for the common shares offered pursuant to the Prospectus. The information in this section concerning DTC and DTC’s book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

DTC is a limited purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants’ accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC’s records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants’ records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners.

DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to the Prospectus; DTC’s records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Payments on the securities will be made to DTC. DTC’s practice is to credit direct participants’ accounts on the relevant payment date in accordance with their respective holdings shown on DTC’s records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of distributions to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore, each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Proxy Voting Procedures

The Fund has delegated the voting of portfolio securities to the Adviser. The Fund has adopted the proxy voting procedures of the Adviser and has directed the Adviser to vote all proxies relating to the Fund’s voting securities in accordance with such procedures. A description of the proxy voting policies and procedures that the Fund uses is provided below. They are also on file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The proxy voting procedures are also available on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov) and copies of the proxy voting procedures may be obtained, after paying a duplicating fee, by electronic request at the follow email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

The information below provides a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Fund uses when a vote presents a conflict of interest.

Proxy Voting Responsibility. The Adviser has adopted policies and procedures for the voting of proxies relating to portfolio securities for the client accounts over which it has been delegated and/or granted proxy voting authority, including the Fund (the “Policies”). The Policies, which have been adopted by the Board of Directors on behalf of the Fund, enable the Fund to vote proxies in a manner consistent with the best interests of the Fund’s shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all proxies in accordance with the Policies. The Proxy Voting Committee meets regularly with representatives of the Legal, Compliance, Operations and Investment teams. The Proxy Voting Committee has engaged the services of a third-party proxy voting agent to act as agent to vote proxies, and oversees such third-party proxy voting agent’s compliance with the Policies, including any deviations by the proxy voting agent from the third-party proxy voting guidelines (the “Guidelines”). Under the Policies, the Adviser has adopted the Guidelines as the basis for how proxy proposals are evaluated and voted upon. The Fund is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular agenda. In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The costs of voting proxies with respect to shares of foreign companies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the Fund. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance. In determining whether to vote proxies under these circumstances, the Adviser, in consultation with the Proxy Voting Committee, considers whether the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies.

Case-By-Case Voting Matters. Under the Guidelines, certain voting matters are determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on the guidance or a recommendation from the third-party proxy voting agent, or other sources. The Proxy Voting Committee may propose to deviate from the Guidelines or guidance or recommendations from the third-party proxy voting agent. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Fund’s shareholders.

Conflicts of Interest. Members of the Proxy Voting Committee will seek to resolve any conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are affected according to the guidance or recommendations of the third-party proxy voting agent. However, if a situation arises where a vote presents a conflict between the interests of the Fund’s shareholders and the interests of the Adviser, and the conflict is known to the Proxy Voting Committee, the Committee may retain an independent fiduciary for advice on how to vote the proposal or the Committee may direct the Adviser to abstain from voting because voting on the proposal is impracticable and/or is outweighed by the cost of voting.

Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for (a) any determination to vote a particular proxy in a manner contrary to the Guidelines, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Proxy Voting Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by applicable law. The third-party proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Fund. The proxy voting record for the most recent twelve-month period ended June 30 is available: (i) without charge, upon request, by calling toll-free at 1-855-777-8001; and (ii) on the SEC’s website at http://www.sec.gov.

Board Reporting. The Fund’s Chief Compliance Officer will provide a summary report of proxy voting matters at each quarterly meeting of the Board of Directors, which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

Code of Ethics

The Fund and the Adviser have each adopted a code of ethics (the “Code of Ethics”) under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics is filed with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The code of conduct is also available on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov), and copies of the Code of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

Code of Conduct for Chief Executive and Senior Financial Officers

The Fund has adopted a code of conduct that sets forth policies to guide the chief executive and senior financial officers in the performance of their duties. The code of conduct will be on file with the SEC with the Fund’s first annual report filed on Form N-CSR, and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The code of conduct will also be available on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov) with the Fund’s first annual report filed on Form N-CSR, and copies of the code of conduct may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

Custodian, Transfer Agent, and Dividend Disbursing Agent

U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund’s assets in compliance with the 1940 Act. For its services, the Custodian is compensated with an asset based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s sub-administrator and is compensated for its services by the Adviser, as administrator to the Fund. U.S. Bancorp Fund Services, LLC, also serves as the Fund’s accountant.

Equiniti Trust Company, LLC, located at 90 Park Avenue, New York, New York 10016, serves as the Fund’s transfer agent, registrar and dividend disbursing agent with respect to the common shares of the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP (“Deloitte”) is the independent registered public accounting firm of the Fund and audits the financial statements of the Fund. Deloitte is located at 111 South Wacker Drive, Chicago, Illinois 60606.

Legal Matters

Certain legal matters in connection with the common shares will be passed upon for the Fund by Paul Hastings LLP and, with respect to certain matters of Maryland law, by Venable LLP. Paul Hastings LLP may rely on the opinion of Venable LLP as to certain matters of Maryland law.

Financial Statements

The Fund’s financial statements appearing in the Fund’s annual shareholder report for the year ended December 31, 2023, are incorporated by reference in this SAI and have been so incorporated in reliance upon the reports of Deloitte, independent registered public accounting firm for the Fund, which report is included in such annual shareholder reports. The information incorporated by reference is considered to be part of the Prospectus, this SAI or the Prospectus Supplement, as applicable, and later information that we file with the SEC will automatically update and supersede this information.

Incorporation by Reference

This SAI is part of a registration statement filed with the SEC. Pursuant to the final rule and form amendments adopted by the SEC on April 8, 2020, to implement certain provisions of the Economic Growth, Regulatory Relief, and Consumer Protection Act, the Fund is permitted to “incorporate by reference” the information filed with the SEC, which means that the Fund can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this SAI, and later information that the Fund files with the SEC will automatically update and supersede this information The information incorporated by reference is an important part of this SAI. Any statement in a document incorporated by reference into this SAI will be deemed to be automatically modified or superseded to the extent a statement contained in (1) this SAI or (2) any other subsequently filed document that is incorporated by reference into this SAI modifies or supersedes such statement.

The documents listed below, and any reports and other documents subsequently filed with the SEC pursuant to Section 30(b)(2) under the 1940 Act and Sections 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended, prior to the termination of the offering will be incorporated by reference into this SAI and deemed to be part of this SAI from the date of the filing of such reports and documents:

●	the Fund’s Prospectus, dated [●], 2024, filed with this SAI;

●	the Fund’s Annual Report on Form N-CSR for the fiscal period ended December 31, 2023, filed with the SEC on March 8, 2024;

●	the report of Deloitte included in the Fund's Annual Report on Form N-CSR for the fiscal period ended December 31, 2023;

●	the Fund’s Semi-Annual Report on Form N-CSR for the fiscal period ended June 30, 2023, filed with the SEC on September 7, 2023;

●	the Fund’s Proxy Statement on Schedule 14A, filed with the SEC on April 20, 2023; and

●	the Fund’s description of Common Shares on Form 8-A12B, filed with the SEC on November 23, 2016, including any amendment or report filed for the purpose of updating such description prior to the termination of the offering registered hereby.

You may obtain copies of any information incorporated by reference into this SAI, at no charge, by calling 1-855-777-8001, by writing to the Fund or visiting the Fund’s website https://publicsecurities.brookfield.com/en. In addition, the SEC maintains a website at www.sec.gov, free of charge, that contains these reports, the Fund’s proxy and information statements, and other information relating to the Fund.

Appendix A
Description of corporate debt ratings

Moody’s Investors Service, Inc.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered as upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.
2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
3.	There is a lack of essential data pertaining to the issue or issuer.
4.	The issue was privately placed, in which case the rating is not published in Moody’s Investors Service, Inc.’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:

Moody’s may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Standard & Poor’s Ratings Service

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C:	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

C1:	The rating C1 is reserved for income bonds on which no interest is being paid.

D:	Bonds rated D are in payment default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (–)	The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Description of S&P and Moody’s Commercial Paper Ratings:

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

A-2

PART C

Item 25.

Financial Statements

Included in Part A:

The annual report to the Fund’s shareholders for the fiscal year ended December 31, 2023 (the “2023 Annual Report”) is incorporated by reference.

The semi-annual report to the Fund’s shareholders for the fiscal period ended June 30, 2023 (the “2023 Semi-Annual Report”) is incorporated by reference.

Included in Part B:

The 2023 Annual Report, and related Report of Independent Registered Public Accounting Firm are incorporated herein by reference to the 2023 Annual Report.

The 2023 Semi-Annual Report, and related Report of Independent Registered Public Accounting Firm are incorporated herein by reference to the 2023 Semi-Annual Report.

Exhibits

(a)	Articles of Incorporation.(3)

(b)(1)	Bylaws of the Registrant.(3)

(b)(2)	Amendment to the Bylaws of the Registrant.(6)

(b)(3)	Amended and Restated Bylaws of the Registrant.(8)

(c)	Not applicable.

(d)	Instruments defining the rights of holders of securities being registered are herein incorporated by reference from the Registrant’s Articles of Incorporation and Bylaws.

(e)	Form of Dividend Reinvestment Plan.(5)

(f)	Not applicable.

(g)(1)	Advisory Agreement between the Registrant and Brookfield Investment Management Inc.(8)

(g)(2)	Investment Sub-Advisory Agreement among the Registrant, Brookfield Public Securities Group LLC and Oaktree Fund Advisors, LLC.(8)

(h)	Not applicable.

(i)	Not applicable.

(j)	Form of Custody Agreement between the Registrant and U.S. Bank National Association.(4)

(k)(1)	Form of Administration Agreement between the Registrant and Brookfield Investment Management Inc.(3)

(k)(2)	Form of Fund Sub-Administration Agreement between the Adviser, with respect to the Registrant, and U.S. Bancorp Fund Services.(4)

(k)(3)	Form of Transfer Agency Agreement between the Registrant and American Stock Transfer & Trust Company, LLC.(4)

(k)(4)	Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.(4)

(l)(1)	Consent of Paul Hastings LLP.(1)

(l)(2)	Opinion and Consent of Venable LLP.(8)

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accountant.(8)

(o)	Not applicable.

(p)	Form of Initial Subscription Agreement between the Registrant and Brookfield Investment Management Inc.(5)

(q)	Not applicable.

(r)(1)	Code of Ethics for the Registrant and Brookfield Public Securities Group LLC.(7)

(r)(2)	Code of Ethics for Oaktree Fund Advisors, LLC.(7)

(s)	Calculation of Filing Fees Tables.(1)

(t)(1)	Form of Prospectus Supplement Relating to Common Shares.(7)

(t)(2)	Form of Prospectus Supplement Relating to Preferred Shares.(7)

(t)(3)	Form of Prospectus Supplement Relating to Subscription Rights to Purchase Common Shares.(7)

(t)(4)	Form of Prospectus Supplement Relating to Subscription Rights to Purchase Preferred Shares.(7)

(t)(5)	Power of Attorney, dated November 16, 2023.(7)

(t)(6)	Power of Attorney, dated January 9, 2024.(7)

(1)	Filed herewith.

(2)	To be filed by amendment.

(3)	Filed as an exhibit to the Registrant’s registration statement on Form N-14 8C (File Nos. 333-211408 and 811-23157) on May 17, 2016.

(4)	Filed as an exhibit to the Registrant’s registration statement on Form N-14 8C (File Nos. 333-211408 and 811-23157) on July 12, 2016.

(5)	Filed as an exhibit to the Registrant’s registration statement on Form N-2 (File Nos. 333-211408 and 811-23157) on August 10, 2016.

(6)	Filed as an exhibit to the Registrant’s registration statement on Form N-2 (File Nos. 333-251492 and 811-23157) on April 26, 2021.

(7)	Filed as an exhibit to the Registrant’s registration statement on Form N-2 (File Nos. 333-276463 and 811-23157) on January 10, 2024.

(8)	Filed as an exhibit to the Registrant's registration statement on Form N-2 (File Nos. 333-276463 and 811-23157) on April 5, 2024.

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” on page 41 of the Prospectus is incorporated by reference, and any information concerning any underwriters will be contained in the accompanying Prospectus Supplement, if any.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Legal Fees	$400,000
Printing Expenses	65,000
NYSE Listing Fees	50,500
SEC Registration Fees	43,640
FINRA Fees	60,500
Accounting Fees	22,500
Miscellaneous	50,000
Total	$692,140

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities.

Title/Class	Number of Record Shareholders as of March 28, 2024
Common stock, at par value ($0.001 par value, 1,000,000,000 shares authorized)	279

Item 30. Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and material to the cause of action. The Registrant’s charter (the “Charter”) contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate the Registrant to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Registrant and, at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, manager, managing member or trustee from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding.

The Registrant’s Bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Registrant and, at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, manager, managing member or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Registrant to indemnify and advance expenses to any individual who served any predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant, if any.

Maryland law requires a corporation (unless its charter provides otherwise, which is not the case for the Registrant’s Charter) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to pay or reimburse reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1993, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Brookfield Public Securities Group LLC (“PSG”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Registrant. PSG’s offices are located at Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York 10281-1023. Information as to the officers and directors of PSG is included in its current Form ADV (File No. 801-34605) filed with the Securities and Exchange Commission.

Item 32.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act relating to the Registrant are maintained at the following offices:

1.	Brookfield Public Securities Group LLC Brookfield Place 225 Liberty Street, 35th Floor New York, New York 10281-1023

2.	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

3.	U.S. Bancorp Fund Services, LLC 1201 South Alma School Road, Suite 3000 Mesa, Arizona 85210

4.	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

5.	Equiniti Trust Company, LLC 90 Park Avenue New York, New York 10016

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1.            Not applicable.

2.            Not applicable.

3.            Registrant undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

i.	to include any prospectus required by Section 10(a)(3) of the Securities Act;

ii.	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

iii.	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply to the extent the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934, as amended, that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(b)	that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)            if the Registrant is relying on Rule 430B:

(A)	Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)	Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)	if the Registrant is relying on Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.            Registrant undertakes:

(a)	that, for the purpose of determining any liability under the Securities Act the information omitted from the form of prospectus filed as part of the registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act will be deemed to be a part of the registration statement as of the time it was declared effective.

(b)	that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering thereof.

5.            The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.            Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7.            Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information constituting Part B of this registration statement.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 11th day of April, 2024.

BROOKFIELD REAL ASSETS INCOME FUND INC.

By:	/s/ BRIAN F. HURLEY
Brian F. Hurley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Brian F. Hurley
Brian F. Hurley	President (Principal Executive Officer) and Director	April 11, 2024

/s/ Casey P. Tushaus
Casey P. Tushaus	Treasurer (Principal Financial and Accounting Officer)	April 11, 2024

*
Heather S. Goldman	Director	April 11, 2024

*
Stuart A. McFarland	Director	April 11, 2024

*
Edward A. Kuczmarski	Director	April 11, 2024

*
William H. Wright II	Director	April 11, 2024

*
Betty Whelchel	Director	April 11, 2024

/s/ Brian F. Hurley
Brian F. Hurley	Attorney-in-Fact	April 11, 2024

* Pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit	Caption
(l)(1)	Consent of Paul Hastings LLP.
(s)	Calculation of Filing Fee Tables.
EX-101	Inline Interactive Data File - the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document
EX-101.INS	XBRL Taxonomy Instance Document
EX-101.SCH	XBRL Taxonomy Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Label Linkbase Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document